UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 2/28/22

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	February 28, 2022

Institutional Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
28	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/28/22
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS
	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 -52 days	23 days	52 days	$2.2 billion
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	261.3 million
Invesco Treasury[2]	45 -57 days	51 days	103 days	18.2 billion
Invesco Government & Agency[2]	32 -53 days	47 days	100 days	54.0 billion
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	1.1 billion
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	135.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-36.48%(a)
Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase Amount
Repurchase Agreements-24.92%(h)

BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 - 02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% - 7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% - 5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% - 10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-31.79%(a)
Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$8,000	$7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)
Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase Amount
Repurchase Agreements-32.14%(g)

BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%
8-30	13.9
31-60	10.3
61-90	0.0
91-180	0.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase Amount
Repurchase Agreements-44.00%(c)

Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 - 04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% - 1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 - 02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%
8-30	0.0
31-60	5.1
61-90	10.4
91-180	27.7
181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-61.01%
U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase Amount
Repurchase Agreements-35.49%(d)

ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 - 02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 -02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 -01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 - 02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%
8-30	5.5
31-60	15.4
61-90	9.7
91-180	25.6
181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-113.88%
U.S. Treasury Bills-96.41%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$17,500	$17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	8.3%
8-30	30.1
31-60	25.8
61-90	13.2
91-180	13.2
181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.97%
Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$6,445,000
				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000
OTHER ASSETS LESS LIABILITIES-0.03%				54,772
NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:
CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada:5.7%;Japan:5.2%;other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank N.A.	8.3%
Federal Home Loan Banks	6.8
Federal Home Loan Mortgage Corporation	6.6
Wells Fargo Bank N.A.	5.7
JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%
8-30	5.3
31-60	4.7
61-90	0.0
91-180	3.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                    Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for:
Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:
Payable for:
Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:
Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:
Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                    Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                    Short-Term Investments Trust

Statements of Operations

For the six months ended February 28,

2022 (Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:
Interest	$1,870,765	$163,870	$9,396,711	$22,014,594	$446,063	$64,820

Expenses:
Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:
Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:
Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                    Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio
	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021

Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                    Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	absorbed		absorbed		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$2,204,979	0.17	%(c)	0.22	%(c)	0.01	%(c)
Year ended 08/31/21	1.0006	0.0004	(0.0002)	0.0002	(0.0004)	-	(0.0004)	1.0004	0.02	2,356,363	0.17		0.22		0.05
Year ended 08/31/20	1.0004	0.0126	(0.0006)	0.0120	(0.0118)	-	(0.0118)	1.0006	1.20	2,558,430	0.18		0.22		1.26
Year ended 08/31/19	1.0004	0.0237	0.0000	0.0237	(0.0237)	-	(0.0237)	1.0004	2.39	2,444,253	0.18		0.22		2.37
Year ended 08/31/18	1.0002	0.0173	(0.0011)	0.0162	(0.0160)	-	(0.0160)	1.0004	1.63	2,343,453	0.18		0.23		1.73
Year ended 08/31/17	1.00	0.0051	0.0036	0.0087	(0.0080)	(0.0005)	(0.0085)	1.0002	0.84	296,174	0.18		0.26		0.51
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	261,269	0.12	(c)	0.30	(c)	0.01	(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	221,718	0.13		0.30		0.01
Year ended 08/31/20	1.0001	0.0116	(0.0012)	0.0104	(0.0105)	-	(0.0105)	1.0000	1.05	320,753	0.18		0.26		1.16
Year ended 08/31/19	1.0001	0.0226	0.0001	0.0227	(0.0227)	-	(0.0227)	1.0001	2.29	652,151	0.18		0.25		2.26
Year ended 08/31/18	1.0000	0.0155	(0.0002)	0.0153	(0.0152)	-	(0.0152)	1.0001	1.54	524,792	0.18		0.27		1.55
Year ended 08/31/17	1.00	0.0062	0.0007	0.0069	(0.0069)	-	(0.0069)	1.0000	0.70	423,931	0.18		0.27		0.62
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	18,241,859	0.07	(c)	0.21	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	17,093,039	0.10		0.21		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.91	19,215,805	0.18		0.21		0.86
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.20	18,717,318	0.18		0.21		2.18
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.37	20,231,906	0.18		0.20		1.37
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.52	22,803,973	0.18		0.20		0.52
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	53,964,770	0.06	(c)	0.16	(c)	0.02	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.03	49,464,205	0.07		0.16		0.03
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.95	30,259,136	0.15		0.15		0.85
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.22	30,003,319	0.16		0.16		2.20
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.38	22,329,969	0.15		0.15		1.35
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	27,691,416	0.15		0.15		0.58
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	1,098,427	0.08	(c)	0.22	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	1,063,312	0.10		0.21		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.94	1,370,210	0.18		0.20		0.84
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.18	1,045,046	0.18		0.21		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	1,280,336	0.18		0.21		1.34
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.44	1,306,370	0.18		0.22		0.48
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	135,657	0.07	(c)	0.40	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	118,267	0.07		0.40		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.76	150,997	0.19		0.34		0.76
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.39	161,039	0.20		0.35		1.38
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	1.01	127,662	0.20		0.38		1.01
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	110,817	0.20		0.37		0.56

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                    Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                    Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                    Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.14%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                    Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$442,476
Invesco STIC Prime Portfolio	151,463
Invesco Treasury Portfolio	3,703,090
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	216,359
Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$ 98,537	$ 4,270	$ 27	$ 1,014	$ 923	$ 290	$ 3
Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4
Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942
Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960
Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544
Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                    Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-
Invesco STIC Prime Portfolio	8,610,216	8,200,189	-
Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

39                    Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$13,010	$13,010
Invesco Treasury Obligations Portfolio	13,241	13,241
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022

	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$ 2,241,779,487	$23,265	$(631,849)	$(608,584)

Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837

Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)

Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)

Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296
Private Investment Class	1	1	371,715	371,900
Cash Management Class	-	-	6,058	6,061
Reserve Class	7,065	7,068	79,579	79,611
Corporate Class	-	-	1,001	1,001
CAVU Securities Class(b)	-	-	99,962	100,002

40                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:

Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	705,814,165	$705,814,165	1,439,605,312	$1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:

Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:

Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$39,348,826	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:

Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:

Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:

Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:

Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	775,170,129	$775,170,129	1,758,486,047	$1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:

Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:

Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$55,086,037	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:

Institutional Class	91,534,335	$91,534,335	147,021,640	$147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:

Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:

Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$18,001,553	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                    Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                    Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-1

Semiannual Report to Shareholders	February 28, 2022

Corporate Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
28	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/28/22

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$23.1 thousand
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	21.1 thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	279.6 million
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	1.0 billion
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	3.3 million
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-36.48%(a)

Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$ 9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase Amount

Repurchase Agreements-24.92%(h)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$ 10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 - 02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% - 7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% - 5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:

CEP    -Credit Enhancement Provider

FEDL  -Federal Funds Effective Rate

LOC   -Letter of Credit

MFH   -Multi-Family Housing

OBFR -Overnight Bank Funding Rate

RB      -Revenue Bonds

Ref.    -Refunding

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-31.79%(a)
Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$8,000	$ 7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)
Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

IInvesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase Amount
Repurchase Agreements-32.14%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% -8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 -01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%

8-30	13.9

31-60	10.3

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$ 720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$ 201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase Amount

Repurchase Agreements-44.00%(c)
Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 -04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% - 1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 -02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 -02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 -02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%

8-30	0.0

31-60	5.1

61-90	10.4

91-180	27.7

181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-61.01%

U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$ 12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase Amount
Repurchase Agreements-35.49%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 -02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 -01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 -02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 -01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 -02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 -02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)

Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund. (b) Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%

8-30	5.5

31-60	15.4

61-90	9.7

91-180	25.6

181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-113.88%
U.S. Treasury Bills-96.41%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$ 73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$17,500	$17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	8.3%

8-30	30.1

31-60	25.8

61-90	13.2

91-180	13.2

181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.97%

Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$ 5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$ 2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio—(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$ 3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$ 6,445,000
				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000
OTHER ASSETS LESS LIABILITIES-0.03%				54,772
NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada:5.7%;Japan:5.2%;other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank N.A.	8.3%
Federal Home Loan Banks	6.8
Federal Home Loan Mortgage Corporation	6.6
Wells Fargo Bank N.A.	5.7
JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%
8-30	5.3
31-60	4.7
61-90	0.0
91-180	3.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for:

Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:

Payable for:

Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:

Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:

Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco STIC Prime Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio	Invesco Treasury Obligations Portfolio	Invesco Tax-Free Cash Reserve Portfolio

Investment income:

Interest	$1,870,765	$163,870	$9,396,711	$22,014,594	$446,063	$64,820

Expenses:

Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:

Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Schedule of Investments—(continued)

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$23	0.17	%(c)	0.25	%(c)	0.01	%(c)
Year ended 08/31/21	1.0006	0.0003	(0.0002)	0.0001	(0.0003)	-	(0.0003)	1.0004	0.01	23	0.19		0.25		0.03
Year ended 08/31/20	1.0004	0.0123	(0.0006)	0.0117	(0.0115)	-	(0.0115)	1.0006	1.17	39	0.21		0.25		1.23
Year ended 08/31/19	1.0004	0.0234	(0.0000)	0.0234	(0.0234)	-	(0.0234)	1.0004	2.36	327	0.21		0.25		2.34
Year ended 08/31/18	1.0002	0.0170	(0.0011)	0.0159	(0.0157)	-	(0.0157)	1.0004	1.60	1,926	0.21		0.26		1.70
Year ended 08/31/17	1.00	0.0048	0.0036	0.0084	(0.0077)	(0.0005)	(0.0082)	1.0002	0.81	9,483	0.21		0.29		0.48
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	21	0.12	(c)	0.33	(c)	0.01	(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	21	0.13		0.33		0.01
Year ended 08/31/20	1.0001	0.0114	(0.0013)	0.0101	(0.0102)	-	(0.0102)	1.0000	1.03	21	0.21		0.29		1.13
Year ended 08/31/19	1.0001	0.0224	0.0000	0.0224	(0.0224)	-	(0.0224)	1.0001	2.26	21	0.21		0.28		2.23
Year ended 08/31/18	1.0000	0.0152	(0.0002)	0.0150	(0.0149)	-	(0.0149)	1.0001	1.51	20	0.21		0.30		1.52
Year ended 08/31/17	1.00	0.0059	0.0007	0.0066	(0.0066)	-	(0.0066)	1.0000	0.66	20	0.21		0.30		0.59
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	279,646	0.07	(c)	0.24	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	266,548	0.10		0.24		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.88	1,133,683	0.21		0.24		0.83
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.17	429,129	0.21		0.24		2.15
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	467,373	0.21		0.23		1.34
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.49	607,827	0.21		0.23		0.49
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	1,018,277	0.06	(c)	0.19	(c)	0.02	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	1,082,096	0.08		0.19		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.92	31,268	0.18		0.18		0.82
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.19	40,349	0.19		0.19		2.17
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.35	146,277	0.18		0.18		1.32
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.53	324,437	0.18		0.18		0.55
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	3,333	0.08	(c)	0.25	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	5,033	0.10		0.24		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.91	10,442	0.21		0.23		0.81
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	10	0.21		0.24		2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.31	10	0.21		0.24		1.31
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.41	10	0.21		0.25		0.45
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	10	0.07	(c)	0.44	(c)	0.04	(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	10	0.07		0.43		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.74	10	0.20		0.37		0.75
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.35	10	0.23		0.38		1.35
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.97	10	0.23		0.41		0.98
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	0	0.23		0.40		0.53

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                             Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.14%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$442,476

Invesco STIC Prime Portfolio	151,463

Invesco Treasury Portfolio	3,703,090

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	216,359

Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$ 98,537	$ 4,270	$ 27	$ 1,014	$ 923	$ 290	$ 3

Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4

Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942

Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960

Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	8,200,189	-

Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

39                             Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$13,010	$13,010
Invesco Treasury Obligations Portfolio	13,241	13,241
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

* Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)
Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837
Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)
Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)
Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296

Private Investment Class	1	1	371,715	371,900

Cash Management Class	-	-	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	-	-	99,962	100,002

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:
Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	705,814,165	$705,814,165	1,439,605,312	$1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:
Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$39,348,826	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	775,170,129	$775,170,129	1,758,486,047	$1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:
Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$55,086,037	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

    In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

		Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,534,335	$91,534,335	147,021,640	$147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:
Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$18,001,553	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (09/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending	Expenses	Ending	Expenses
		Account Value	Paid During	Account Value	Paid During
Corporate Class		(02/28/22)[1]	Period[2]	(02/28/22)	Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-2

Semiannual Report to Shareholders	February 28, 2022

Cash Management Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Schedules of Investments

28	Financial Statements

34	Financial Highlights

35	Notes to Financial Statements

47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/28/22

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$2.4 million
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	428.3 thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	477.0 million
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	956.4 million
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	78.4 thousand
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	4.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-36.48%(a)
Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$ 9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase Amount

Repurchase Agreements-24.92%(h)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$ 10,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 -02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% -7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000

Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% -5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000

J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000

RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% -13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000

Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$ 148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-31.79%(a)
Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$8,000	$ 7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)
Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000
Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase Amount

Repurchase Agreements-32.14%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% -8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/ 2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 -01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC -	Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%
8-30	13.9
31-60	10.3
61-90	0.0
91-180	0.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$ 720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$ 201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase Amount
Repurchase Agreements-44.00%(c)
Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 - 04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% -1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% - 2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 -02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%
8-30	0.0
31-60	5.1
61-90	10.4
91-180	27.7
181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-61.01%
U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$ 12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase Amount

Repurchase Agreements-35.49%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 - 02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 - 02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% - 2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 - 01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 - 02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%
8-30	5.5
31-60	15.4
61-90	9.7
91-180	25.6
181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-113.88%
U.S. Treasury Bills-96.41%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$ 73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$17,500	$17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity* In days, as of 02/28/2022

1-7	8.3%
8-30	30.1
31-60	25.8
61-90	13.2
91-180	13.2
181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.97%
Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$6,445,000
				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000
OTHER ASSETS LESS LIABILITIES-0.03%				54,772
NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:
CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada:5.7%;Japan:5.2%;other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank N.A.	8.3%
Federal Home Loan Banks	6.8
Federal Home Loan Mortgage Corporation	6.6
Wells Fargo Bank N.A.	5.7
JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%
8-30	5.3
31-60	4.7
61-90	0.0
91-180	3.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for:
Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:

Payable for:
Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:

Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:

Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$1,870,765	$163,870	$9,396,711	$ 22,014,594	$446,063	$64,820

Expenses:

Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:
Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$ 7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Cash Management Class

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$2,385	0.17	%(c)	0.30	%(c)	0.01	%(c)
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	(0.0001)	1.0004	(0.01)	2,922	0.20		0.30		0.02
Year ended 08/31/20	1.0004	0.0118	(0.0006)	0.0112	(0.0110)	-	(0.0110)	1.0006	1.12	2,947	0.26		0.30		1.18
Year ended 08/31/19	1.0004	0.0229	(0.0000)	0.0229	(0.0229)	-	(0.0229)	1.0004	2.31	9,288	0.26		0.30		2.29
Year ended 08/31/18	1.0002	0.0165	(0.0011)	0.0154	(0.0152)	-	(0.0152)	1.0004	1.55	6,181	0.26		0.31		1.65
Year ended 08/31/17	1.00	0.0043	0.0036	0.0079	(0.0072)	(0.0005)	(0.0077)	1.0002	0.76	7,738	0.26		0.34		0.43
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	428	0.12	(c)	0.38	(c)	0.01	(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	496	0.13		0.38		0.01
Year ended 08/31/20	1.0001	0.0110	(0.0013)	0.0097	(0.0098)	-	(0.0098)	1.0000	0.99	504	0.25		0.34		1.09
Year ended 08/31/19	1.0001	0.0218	0.0001	0.0219	(0.0219)	-	(0.0219)	1.0001	2.21	600	0.26		0.33		2.18
Year ended 08/31/18	1.0000	0.0147	(0.0002)	0.0145	(0.0144)	-	(0.0144)	1.0001	1.46	779	0.26		0.35		1.47
Year ended 08/31/17	1.00	0.0054	0.0007	0.0061	(0.0061)	-	(0.0061)	1.0000	0.62	1,148	0.26		0.35		0.54
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	476,970	0.07	(c)	0.29	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	452,222	0.10		0.29		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.84	371,958	0.26		0.29		0.78
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.12	396,685	0.26		0.29		2.10
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	446,756	0.26		0.28		1.29
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.44	479,400	0.26		0.28		0.44
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	956,426	0.06	(c)	0.24	(c)	0.02	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	747,956	0.08		0.24		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.87	431,476	0.23		0.23		0.77
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.14	365,003	0.24		0.24		2.12
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.30	333,349	0.23		0.23		1.27
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.48	169,027	0.23		0.23		0.50
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	78	0.08	(c)	0.30	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	253	0.10		0.29		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.87	341	0.26		0.28		0.76
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.10	1,894	0.26		0.29		2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.27	3,165	0.26		0.29		1.26
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	1,618	0.24		0.30		0.42
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	4,202	0.07	(c)	0.48	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	4,597	0.07		0.48		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.70	5,490	0.26		0.42		0.69
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.31	27,298	0.28		0.43		1.30
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.93	31,885	0.28		0.46		0.93
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.49	27,616	0.28		0.45		0.48

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                             Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million

Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.14%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense
Limitation

Invesco Liquid Assets Portfolio	$442,476

Invesco STIC Prime Portfolio	151,463

Invesco Treasury Portfolio	3,703,090

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	216,359

Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	$98,537	$4,270	$27	$1,014	$923	$290	$3

Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4

Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942

Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960

Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-
Invesco STIC Prime Portfolio	8,610,216	8,200,189	-
Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

39                             Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$13,010	$13,010
Invesco Treasury Obligations Portfolio	13,241	13,241
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)
Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837
Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)
Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)
Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296

Private Investment Class	1	1	371,715	371,900

Cash Management Class	-	-	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	-	-	99,962	100,002

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:
Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	705,814,165	$705,814,165	1,439,605,312	$1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:
Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$39,348,826	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	775,170,129	$775,170,129	1,758,486,047	$1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:
Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$55,086,037	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,534,335	$91,534,335	147,021,640	$147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:
Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$18,001,553	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Cash Management Class	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-3

Semiannual Report to Shareholders	February 28, 2022

Resource Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
28	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/28/22

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$247.3 thousand
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	0.4 thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	38.3 million
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	134.0 million
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	98.1 thousand
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	1.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-36.48%(a)
Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$ 9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase
			Amount

Repurchase Agreements-24.92%(h)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$ 10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 -02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% -7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% -5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% -13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-31.79%(a)
Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$8,000	$ 7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)
Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase
			Amount
Repurchase Agreements-32.14%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% -8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 -01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%

8-30	13.9

31-60	10.3

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$720,876,629

U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998

U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625

U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499

U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564

U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500

U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232

U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771

U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889

U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915

U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812

U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842

U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295

U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500

				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372

				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035

U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660

U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446

U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044

U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309

U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880

U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336

U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784

U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666

U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731

U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294

U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915

U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-(continued)

U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$201,613,975

U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400

U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558

				2,945,834,288

Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase
			Amount

Repurchase Agreements-44.00%(c)

Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000

BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000

CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 - 04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000

DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% -1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000

Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000

ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 -02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 -02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 -02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%

8-30	0.0

31-60	5.1

61-90	10.4

91-180	27.7

181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-61.01%
U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$ 12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase
			Amount

Repurchase Agreements-35.49%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 -02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 -01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 - 02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% - 2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 -01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 - 02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%

8-30	5.5

31-60	15.4

61-90	9.7

91-180	25.6

181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-113.88%
U.S. Treasury Bills-96.41%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$ 73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$17,500	$ 17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	8.3%

8-30	30.1

31-60	25.8

61-90	13.2

91-180	13.2

181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.97%
Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$ 5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$ 2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$ 3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$6,445,000

				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000

TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000

OTHER ASSETS LESS LIABILITIES-0.03%				54,772

NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada:5.7%;Japan:5.2%;other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

PNC Bank N.A.	8.3%

Federal Home Loan Banks	6.8

Federal Home Loan Mortgage Corporation	6.6

Wells Fargo Bank N.A.	5.7

JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%

8-30	5.3

31-60	4.7

61-90	0.0

91-180	3.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for: Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:

Payable for: Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:

Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:

Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities—(continued)

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$1,870,765	$163,870	$9,396,711	$22,014,594	$446,063	$64,820

Expenses:

Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:
Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements	Ratio of expenses to average net assets without fee waivers and/or expense reimbursements	Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$247	0.17%(c)	0.42%(c)	0.01%(c)
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	(0.0001)	1.0004	(0.01)	362	0.21	0.42	0.01
Year ended 08/31/20	1.0004	0.0106	(0.0006)	0.0100	(0.0098)	-	(0.0098)	1.0006	1.01	366	0.37	0.42	1.07
Year ended 08/31/19	1.0004	0.0217	0.0000	0.0217	(0.0217)	-	(0.0217)	1.0004	2.19	363	0.38	0.42	2.17
Year ended 08/31/18	1.0002	0.0153	(0.0011)	0.0142	(0.0140)	-	(0.0140)	1.0004	1.43	996	0.38	0.43	1.53
Year ended 08/31/17	1.00	0.0031	0.0036	0.0067	(0.0060)	(0.0005)	(0.0065)	1.0002	0.64	1,327	0.38	0.46	0.31
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	0	0.12(c)	0.30(c)	0.01(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	0	0.13	0.46	0.01
Year ended 08/31/20	1.0001	0.0104	(0.0013)	0.0091	(0.0092)	-	(0.0092)	1.0000	0.93	123	0.31	0.42	1.03
Year ended 08/31/19	1.0001	0.0210	0.0001	0.0211	(0.0211)	-	(0.0211)	1.0001	2.13	123	0.34	0.41	2.10
Year ended 08/31/18	1.0000	0.0139	(0.0002)	0.0137	(0.0136)	-	(0.0136)	1.0001	1.38	186	0.34	0.43	1.39
Year ended 08/31/17	1.00	0.0046	0.0008	0.0054	(0.0054)	-	(0.0054)	1.0000	0.54	184	0.34	0.43	0.46
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	38,294	0.07(c)	0.37(c)	0.01(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	53,210	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.79	635,713	0.31	0.37	0.73
Year ended 08/31/19	1.00	0.02	(0.00)	0.02	(0.02)	-	(0.02)	1.00	2.04	632,598	0.34	0.37	2.02
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.21	525,418	0.34	0.36	1.21
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.36	476,818	0.33	0.36	0.37
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	134,029	0.06(c)	0.32(c)	0.02(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	117,902	0.08	0.32	0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.81	143,148	0.29	0.31	0.71
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.06	180,617	0.32	0.32	2.04
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.22	232,293	0.31	0.31	1.19
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.40	342,143	0.31	0.31	0.42
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	98	0.08(c)	0.38(c)	0.01(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	98	0.10	0.37	0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.80	150	0.33	0.36	0.69
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	2.01	134	0.34	0.37	1.99
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.19	95	0.34	0.37	1.18
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.32	94	0.30	0.38	0.36
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	1,477	0.07(c)	0.56(c)	0.01(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	1,477	0.07	0.56	0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.65	3,004	0.30	0.50	0.65
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.22	1,117	0.36	0.51	1.22
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.85	2,499	0.36	0.54	0.85
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	5,999	0.35	0.53	0.41

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                             Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%

Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%

Invesco Treasury Portfolio	0.15%	0.15%	0.15%

Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%

Invesco STIC Prime Portfolio	0.15%

Invesco Treasury Portfolio	0.15%

Invesco Government & Agency Portfolio	0.10%

Invesco Treasury Obligations Portfolio	0.14%

Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$442,476

Invesco STIC Prime Portfolio	151,463

Invesco Treasury Portfolio	3,703,090

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	216,359

Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$ 98,537	$ 4,270	$ 27	$ 1,014	$ 923	$ 290	$ 3

Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4

Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942

Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960

Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	8,200,189	-

Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

39                             Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$13,010	$13,010

Invesco Treasury Obligations Portfolio	13,241	13,241

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)
Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837
Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)
Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)
Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

		Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296

Private Investment Class	1	1	371,715	371,900

Cash Management Class	-	-	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	-	-	99,962	100,002

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:
Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	705,814,165	$705,814,165	1,439,605,312	$1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:
Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$39,348,826	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	775,170,129	$775,170,129	1,758,486,047	$1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:
Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$55,086,037	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,534,335	$91,534,335	147,021,640	$147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:
Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$18,001,553	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses
Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Resource Class	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-4

Semiannual Report to Shareholders	February 28, 2022

Private Investment Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
28	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/28/22
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$2.9	million
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	473.5	thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	312.9	million
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	562.4	million
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	13.7	million
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	11.7	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-36.48%(a)

Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$ 9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase
			Amount
Repurchase Agreements-24.92%(h)

BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$ 10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 -02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% -7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% -5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% -13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-31.79%(a)
Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$8,000	$ 7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)
Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase
			Amount
Repurchase Agreements-32.14%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% -8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 -01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:
CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%
8-30	13.9
31-60	10.3
61-90	0.0
91-180	0.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$ 201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase
			Amount
Repurchase Agreements-44.00%(c)
Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 -04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% -1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 -02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 -02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 -02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*
In days, as of 02/28/2022

1-7	39.9%
8-30	0.0
31-60	5.1
61-90	10.4
91-180	27.7
181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-61.01%
U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$ 12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase
			Amount
Repurchase Agreements-35.49%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 -02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 -01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 -02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 -01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 -02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 -02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%

8-30	5.5

31-60	15.4

61-90	9.7

91-180	25.6

181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-113.88%

U.S. Treasury Bills-96.41%(a)

U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$17,500	$17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	8.3%

8-30	30.1

31-60	25.8

61-90	13.2

91-180	13.2

181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.97%
Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$ 5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$ 2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$ 3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$ 6,445,000
				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000
OTHER ASSETS LESS LIABILITIES-0.03%				54,772
NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada:5.7%;Japan:5.2%;other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank N.A.	8.3%
Federal Home Loan Banks	6.8
Federal Home Loan Mortgage Corporation	6.6
Wells Fargo Bank N.A.	5.7
JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%
8-30	5.3
31-60	4.7
61-90	0.0
91-180	3.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for:
Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:

Payable for:
Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:

Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:

Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$1,870,765	$163,870	$9,396,711	$22,014,594	$446,063	$64,820

Expenses:

Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:
Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/ or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$2,886	0.17	%(c)	0.52	%(c)	0.01	%(c)
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	(0.0001)	1.0004	(0.01)	2,892	0.21		0.52		0.01
Year ended 08/31/20	1.0004	0.0098	(0.0006)	0.0092	(0.0090)	-	(0.0090)	1.0006	0.92	3,542	0.46		0.52		0.98
Year ended 08/31/19	1.0004	0.0207	(0.0000)	0.0207	(0.0207)	-	(0.0207)	1.0004	2.09	4,718	0.48		0.52		2.07
Year ended 08/31/18	1.0002	0.0143	(0.0011)	0.0132	(0.0130)	-	(0.0130)	1.0004	1.33	5,863	0.48		0.53		1.43
Year ended 08/31/17	1.00	0.0022	0.0035	0.0057	(0.0050)	(0.0005)	(0.0055)	1.0002	0.54	6,982	0.47		0.56		0.22
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	474	0.12	(c)	0.60	(c)	0.01	(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	605	0.13		0.60		0.01
Year ended 08/31/20	1.0001	0.0093	(0.0012)	0.0081	(0.0082)	-	(0.0082)	1.0000	0.82	1,276	0.41		0.56		0.93
Year ended 08/31/19	1.0001	0.0196	0.0001	0.0197	(0.0197)	-	(0.0197)	1.0001	1.99	1,348	0.48		0.55		1.96
Year ended 08/31/18	1.0000	0.0125	(0.0002)	0.0123	(0.0122)	-	(0.0122)	1.0001	1.24	1,590	0.48		0.57		1.25
Year ended 08/31/17	1.00	0.0041	0.0002	0.0043	(0.0043)	-	(0.0043)	1.0000	0.43	1,845	0.39		0.57		0.41
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	312,889	0.07	(c)	0.51	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	303,848	0.10		0.51		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.70	422,828	0.39		0.51		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.90	506,027	0.48		0.51		1.88
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.07	517,728	0.48		0.50		1.07
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.26	574,808	0.43		0.50		0.27
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	562,430	0.06	(c)	0.46	(c)	0.02	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	505,970	0.08		0.46		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.72	582,082	0.38		0.45		0.62
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	532,585	0.46		0.46		1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.08	425,748	0.45		0.45		1.05
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.30	510,489	0.41		0.45		0.32
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	13,704	0.08	(c)	0.47	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	14,645	0.10		0.46		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.74	14,424	0.36		0.45		0.66
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.92	9,483	0.43		0.46		1.90
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.10	6,084	0.43		0.46		1.09
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.26	3,224	0.34		0.47		0.32
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	11,701	0.07	(c)	0.65	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	9,555	0.07		0.65		0.01
Year ended 08/31/20	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.60	10,135	0.38		0.59		0.57
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	1.13	20,489	0.45		0.60		1.13
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.75	28,061	0.45		0.63		0.76
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.36	27,352	0.41		0.62		0.35

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                             Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.14%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class

Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%

Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–

Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation

Invesco Liquid Assets Portfolio	$442,476

Invesco STIC Prime Portfolio	151,463

Invesco Treasury Portfolio	3,703,090

Invesco Government & Agency Portfolio	-

Invesco Treasury Obligations Portfolio	216,359

Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	$98,537	$4,270	$27	$1,014	$923	$290	$3

Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4

Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942

Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960

Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544

Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class

Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%

Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-

Invesco STIC Prime Portfolio	8,610,216	8,200,189	-

Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

39                             Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$13,010	$13,010

Invesco Treasury Obligations Portfolio	13,241	13,241

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)
Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837
Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)
Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)
Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296

Private Investment Class	1	1	371,715	371,900

Cash Management Class	-	-	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	-	-	99,962	100,002

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:
Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$ (151,278,669)	(202,142,477)	$ (202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	705,814,165	$ 705,814,165	1,439,605,312	$ 1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:
Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$ 39,348,826	(100,155,041)	$ (100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	775,170,129	$ 775,170,129	1,758,486,047	$ 1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:
Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$ 55,086,037	(289,292,917)	$ (289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 9—Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,534,335	$ 91,534,335	147,021,640	$ 147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:
Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$ 18,001,553	(48,234,908)	$ (48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Private Investment Class	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

 A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-5

Semiannual Report to Shareholders	February 28, 2022

Personal Investment Class
Short-Term Investments Trust (STIT)
Invesco Liquid Assets Portfolio
Invesco STIC Prime Portfolio
Invesco Treasury Portfolio
Invesco Government & Agency Portfolio
Invesco Treasury Obligations Portfolio
Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
28	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/28/22

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$10.2	thousand
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	92.9	thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	379.8	million
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	15.7	million
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	10.1	million
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	1.3	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-36.48%(a)
Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$ 9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase Amount
Repurchase Agreements-24.92%(h)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$ 10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 -02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% -7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% -5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% -13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-31.79%(a)
Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$8,000	$ 7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)
Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase Amount
Repurchase Agreements-32.14%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% -8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 -01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.

(d)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%
8-30	13.9
31-60	10.3
61-90	0.0
91-180	0.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$ 720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$ 201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase Amount
Repurchase Agreements-44.00%(c)
Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 -04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% -1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 -02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 -02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 -02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%
8-30	0.0
31-60	5.1
61-90	10.4
91-180	27.7
181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-61.01%
U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$ 12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase Amount
Repurchase Agreements-35.49%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 -02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 -01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 -02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 -01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 -02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 -02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% -7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 -02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%
8-30	5.5
31-60	15.4
61-90	9.7
91-180	25.6
181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-113.88%
U.S. Treasury Bills-96.41%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$ 73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$17,500	$17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	8.3%
8-30	30.1
31-60	25.8
61-90	13.2
91-180	13.2
181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.97%
Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$ 5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$ 2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$ 3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$ 6,445,000
				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000
OTHER ASSETS LESS LIABILITIES-0.03%				54,772
NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 5.7%; Japan: 5.2%; other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank N.A.	8.3%
Federal Home Loan Banks	6.8
Federal Home Loan Mortgage Corporation	6.6
Wells Fargo Bank N.A.	5.7
JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%
8-30	5.3
31-60	4.7
61-90	0.0
91-180	3.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for:

Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:

Payable for:

Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:

Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:

Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$1,870,765	$163,870	$9,396,711	$22,014,594	$446,063	$64,820

Expenses:

Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:
Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021
Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$10	0.17	%(c)	0.76	%(c)	0.01	%(c)
Year ended 08/31/21	1.0006	0.0004	(0.0005)	(0.0001)	(0.0001)	-	(0.0001)	1.0004	(0.01)	10	0.21		0.77		0.01
Year ended 08/31/20	1.0004	0.0081	(0.0008)	0.0073	(0.0071)	-	(0.0071)	1.0006	0.74	10	0.64		0.77		0.80
Year ended 08/31/19	1.0004	0.0182	0.0000	0.0182	(0.0182)	-	(0.0182)	1.0004	1.83	10	0.73		0.77		1.82
Year ended 08/31/18	1.0002	0.0118	(0.0011)	0.0107	(0.0105)	-	(0.0105)	1.0004	1.07	11	0.73		0.78		1.18
Year ended 08/31/17	1.00	0.0019	0.0019	0.0038	(0.0031)	(0.0005)	(0.0036)	1.0002	0.35	11	0.50		0.81		0.19
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	93	0.12	(c)	0.85	(c)	0.01	(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	93	0.13		0.85		0.01
Year ended 08/31/20	1.0001	0.0075	(0.0012)	0.0063	(0.0064)	-	(0.0064)	1.0000	0.65	395	0.59		0.81		0.75
Year ended 08/31/19	1.0001	0.0171	0.0001	0.0172	(0.0172)	-	(0.0172)	1.0001	1.73	441	0.73		0.80		1.71
Year ended 08/31/18	1.0000	0.0100	(0.0002)	0.0098	(0.0097)	-	(0.0097)	1.0001	0.99	616	0.73		0.82		1.00
Year ended 08/31/17	1.00	0.0042	(0.0010)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	611	0.38		0.82		0.42
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	379,825	0.07	(c)	0.76	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	265,106	0.10		0.76		0.01
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	(0.00)	(0.01)	1.00	0.56	281,818	0.55		0.76		0.49
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.64	360,256	0.73		0.76		1.63
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.83	117,875	0.71		0.75		0.84
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	140,236	0.50		0.75		0.20
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	15,717	0.06	(c)	0.71	(c)	0.02	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	9,360	0.08		0.71		0.02
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	(0.00)	(0.01)	1.00	0.58	13,530	0.50		0.70		0.50
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.66	15,992	0.71		0.71		1.65
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.84	8,321	0.68		0.70		0.82
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	21,129	0.49		0.70		0.24
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.01	10,078	0.08	(c)	0.77	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	3,813	0.10		0.76		0.01
Year ended 08/31/20	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.56	742	0.37		0.75		0.65
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	-	(0.02)	1.00	1.62	112	0.73		0.76		1.60
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.82	395	0.71		0.76		0.81
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	48	0.25		0.77		0.41
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	1,334	0.07	(c)	0.95	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	1,677	0.07		0.95		0.01
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.41	3,584	0.48		0.89		0.47
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.83	2,542	0.75		0.90		0.83
Year ended 08/31/18	1.00	0.01	(0.00)	0.01	(0.01)	-	(0.01)	1.00	0.54	10	0.60		0.93		0.61
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	2,006	0.44		0.92		0.32

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                             Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First	Next	Over
	$250 million	$250 million	$500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.14%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU    Securities Class shares for each Fund as shown in the following table (the “expense limits”):

		Private	Personal	Cash				CAVU
	Institutional	Investment	Investment	Management	Reserve	Resource	Corporate	Securities
	Class	Class	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	–
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	–
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	–

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$442,476
Invesco STIC Prime Portfolio	151,463
Invesco Treasury Portfolio	3,703,090
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	216,359
Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

		Private	Personal	Cash
		Investment	Investment	Management	Reserve	Resource	Corporate
	Fund Level	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	$98,537	$4,270	$27	$1,014	$923	$290	$3
Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4
Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942
Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960
Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544
Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private	Personal	Cash
	Investment	Investment	Management	Reserve	Resource	Corporate
	Class	Class	Class	Class	Class	Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-
Invesco STIC Prime Portfolio	8,610,216	8,200,189	-
Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

39                             Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Liquid Assets Portfolio	$13,010	$13,010
Invesco Treasury Obligations Portfolio	13,241	13,241
Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)
Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837
Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)
Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)
Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296
Private Investment Class	1	1	371,715	371,900
Cash Management Class	-	-	6,058	6,061
Reserve Class	7,065	7,068	79,579	79,611
Corporate Class	-	-	1,001	1,001
CAVU Securities Class(b)	-	-	99,962	100,002

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended		Year ended
	February 28, 2022(a)		August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:
Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	705,814,165	$705,814,165	1,439,605,312	$1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:
Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$39,348,826	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	775,170,129	$775,170,129	1,758,486,047	$1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:
Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$55,086,037	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021

	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,534,335	$91,534,335	147,021,640	$147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:
Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$18,001,553	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Personal Investment Class	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-6

Semiannual Report to Shareholders	February 28, 2022

Reserve Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco STIC Prime Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

Invesco Treasury Obligations Portfolio

Invesco Tax-Free Cash Reserve Portfolio

2	Fund Data
3	Schedules of Investments
28	Financial Statements
34	Financial Highlights
35	Notes to Financial Statements
47	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED   |   MAY LOSE VALUE  |   NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/28/22
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$211.5 thousand
Invesco STIC Prime[1]	3 - 13 days	6 days	7 days	87.0 thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	1.7 billion
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	538.1 million
Invesco Treasury Obligations[2]	31 - 55 days	38 days	83 days	91.0 million
Invesco Tax-Free Cash Reserve[3]	9 - 15 days	11 days	11 days	15.4 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-36.48%(a)
Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$ 9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase
			Amount
Repurchase Agreements-24.92%(h)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$ 10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 -02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% -7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% -5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% -13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%

8-30	4.1

31-60	10.4

61-90	5.2

91-180	20.9

181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-31.79%(a)

Asset-Backed Securities - Fully Supported-4.95%
Ionic Capital II Trust (CEP - Citibank N.A.)	0.16%	03/04/2022	$ 8,000	$ 7,999,916
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.29%	04/05/2022	5,000	4,998,955
				12,998,871

Asset-Backed Securities - Fully Supported Bank-13.50%
Concord Minutemen Capital Co. LLC(b)(c)	0.18%	03/17/2022	5,000	4,999,745
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.18%	03/04/2022	7,000	6,999,872
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.17%	03/16/2022	7,430	7,429,515
Nieuw Amsterdam Receivables Corp. (CEP - Cooperatieve Rabobank U.A.)(b)(c)	0.17%	03/17/2022	8,000	7,999,490
Sheffield Receivables Co. LLC (CEP - Barclays Bank PLC)(b)(c)	0.15%	03/11/2022	8,000	7,999,755
				35,428,377

Diversified Banks-13.34%
Agricultural Bank of China Ltd.(b)(c)	0.18%	03/07/2022	8,000	7,999,759
BNG Bank N.V.(b)(c)	0.10%	03/01/2022	5,000	4,999,991
Nederlandse Waterschapsbank N.V.(b)(c)	0.51%	03/31/2022	7,000	6,999,036
NRW Bank(b)(c)	0.51%	04/01/2022	7,000	6,996,889
Sumitomo Mitsui Trust Bank Ltd.(b)(c)	0.17%	03/16/2022	8,000	7,999,573
				34,995,248
Total Commercial Paper (Cost $83,419,659)				83,422,496

Certificates of Deposit-25.92%
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	12,000	12,000,000
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	12,000	12,000,000
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	4,000	4,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	10,000	10,000,000
Nordea Bank Abp(c)	0.06%	03/01/2022	10,000	10,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	10,000	10,000,000
Total Certificates of Deposit (Cost $68,000,000)				68,000,000

Variable Rate Demand Notes-15.46%(d)

Credit Enhanced-15.46%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	06/01/2037	5,610	5,610,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC - FHLB of Indianapolis)(e)(f)	0.28%	12/01/2039	730	730,000
Jets Stadium Development LLC; Series 2007 A-4, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(e)	0.26%	04/01/2047	7,800	7,800,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(e)	0.22%	05/01/2037	3,050	3,050,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(e)	0.19%	11/15/2046	3,000	3,000,000
Mobile Downtown Redevelopment Authority (The) (Austal USA LLC); Series 2011 B, Ref. VRD RB(b)	0.22%	05/01/2041	6,000	6,000,000
Ohio (State of) Housing Finance Agency (Wingate at Belle Meadows); Series 2004, VRD RB(f)	0.15%	10/01/2036	8,205	8,205,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(c)(e)(f)	0.27%	07/01/2026	570	570,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(f)	0.26%	06/01/2041	890	890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Credit Enhanced-(continued)
Ziegler Realty LLC; Series 2007, VRD Notes (LOC - Wells Fargo Bank N.A.)(b)(e)	0.18%	01/01/2033	$4,700	$4,700,000

Total Variable Rate Demand Notes (Cost $40,555,000)				40,555,000

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-73.17% (Cost $191,974,659)				191,977,496

			Repurchase
			Amount
Repurchase Agreements-32.14%(g)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(h)	0.16%	03/01/2022	3,000,093	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(h)	0.17%	03/02/2022	3,000,099	3,000,000

BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(h)	0.22%	03/02/2022	3,000,128	3,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	12,000,017	12,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	12,000,017	12,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(i)	0.34%	03/01/2022	8,000,076	8,000,000

J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	8,001,680	8,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	7,001,089	7,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	7,000,043	7,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% - 13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	5,000,035	5,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	16,326,257	16,326,230

Total Repurchase Agreements (Cost $84,326,230)				84,326,230

TOTAL INVESTMENTS IN SECURITIES(k)(l)-105.31% (Cost $276,300,889)				276,303,726

OTHER ASSETS LESS LIABILITIES-(5.31)%				(13,931,465)

NET ASSETS-100.00%				$262,372,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco STIC Prime Portfolio–(continued)

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FHLB	-Federal Home Loan Bank
FHLMC	-Federal Home Loan Mortgage Corp.
LOC	-Letter of Credit
MFH	-Multi-Family Housing
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $93,922,580, which represented 35.80% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Netherlands: 11.8; Japan: 8.4%; Canada: 8.0%; Sweden: 7.6%; France: 6.6%; Germany: 6.5%; Switzerland: 5.0%; other countries less than 5% each: 14.7%.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.
(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(f)	Security subject to the alternative minimum tax.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(j)	Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	75.8%

8-30	13.9

31-60	10.3

61-90	0.0

91-180	0.0

181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-60.06%

U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$ 720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$ 201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase
			Amount
Repurchase Agreements-44.00%(c)
Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 - 04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% - 1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000

Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500

Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 - 02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000

Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000

Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087

Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550

TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655

OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)

NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%

8-30	0.0

31-60	5.1

61-90	10.4

91-180	27.7

181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities-61.01%

U.S. Treasury Bills-43.56%(a)

U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000

U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875

U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740

U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471

U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271

U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458

U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164

U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979

U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342

U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000

U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997

U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618

U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223

U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917

U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943

U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625

U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738

U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083

U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954

U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521

U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111

U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141

U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333

U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952

U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156

U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656

				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030

				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-8.58%

U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879

U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927

U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709

U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302

U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901

U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164

U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023

U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503

U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465

U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821

U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536

U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557

U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979

U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651

U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676

U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762

U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819

U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671

				5,243,418,345

Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%

Federal Farm Credit Bank (FFCB)-3.16%

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000

Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748

Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000

Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588

Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000

Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000

Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327

Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000

Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000

Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Federal Farm Credit Bank (FFCB)-(continued)

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000

Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000

Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000

				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%

Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000

Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000

Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425

Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000

Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507

Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333

Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443

Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070

Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161

Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845

Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000

				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%

Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146

Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165

Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000

				243,519,311

Federal National Mortgage Association (FNMA)-0.00%

Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. International Development Finance Corp. (DFC)-(continued)

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$ 12,000,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000

U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000

U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000

				226,329,563

Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase Amount

Repurchase Agreements-35.49%(d)

ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000

ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000

Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 -02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000

BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000

BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000

CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000

CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000

Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000

Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000

Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000

Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000

Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000

Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000

Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000

Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000

ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000

ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000

ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 - 02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000

ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000

J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000

J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% - 2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000

J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000

J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000

Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000

Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 - 01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000

Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500

Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000

Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500

RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000

RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000

RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000

RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000

RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000

Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000

Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 - 02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$575,000,000

Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913

TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000

Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904

TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162

OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)

NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR -Secured Overnight Financing Rate

VRD   -Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%

8-30	5.5

31-60	15.4

61-90	9.7

91-180	25.6

181+	13.7

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-113.88%

U.S. Treasury Bills-96.41%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$73,600	$ 73,600,000
U.S. Treasury Bills	0.01%-0.05%	03/03/2022	40,700	40,699,891
U.S. Treasury Bills	0.06%	03/08/2022	84,000	83,999,469
U.S. Treasury Bills	0.06%-0.07%	03/10/2022	32,000	31,999,504
U.S. Treasury Bills	0.02%-0.05%	03/15/2022	105,000	104,998,816
U.S. Treasury Bills	0.06%	03/17/2022	20,500	20,499,499
U.S. Treasury Bills	0.05%-0.08%	03/22/2022	86,938	86,933,792
U.S. Treasury Bills	0.14%	03/29/2022	88,600	88,594,856
U.S. Treasury Bills	0.09%	03/31/2022	15,650	15,648,891
U.S. Treasury Bills	0.14%	04/05/2022	30,000	29,995,916
U.S. Treasury Bills	0.09%	04/07/2022	30,000	29,997,225
U.S. Treasury Bills	0.25%	04/12/2022	70,000	69,979,583
U.S. Treasury Bills	0.12%	04/14/2022	20,000	19,997,030
U.S. Treasury Bills	0.25%	04/19/2022	80,000	79,972,778
U.S. Treasury Bills	0.07%-0.17%	04/21/2022	21,000	20,996,391
U.S. Treasury Bills	0.11%	04/26/2022	70,000	69,981,022
U.S. Treasury Bills	0.19%	04/28/2022	21,000	20,993,572
U.S. Treasury Bills	0.21%	05/03/2022	8,000	7,997,130
U.S. Treasury Bills	0.24%	05/05/2022	30,000	29,987,000
U.S. Treasury Bills	0.26%	05/10/2022	1,467	1,466,265
U.S. Treasury Bills	0.29%	05/12/2022	30,000	29,982,600
U.S. Treasury Bills	0.23%	05/17/2022	11,000	10,994,590
U.S. Treasury Bills	0.40%	05/19/2022	7,000	6,993,902
U.S. Treasury Bills	0.28%	05/24/2022	11,000	10,993,058
U.S. Treasury Bills	0.38%	05/26/2022	30,000	29,972,767
U.S. Treasury Bills	0.29%	05/31/2022	20,000	19,985,781
U.S. Treasury Bills	0.09%	06/02/2022	54,000	53,953,570
U.S. Treasury Bills	0.34%	06/07/2022	15,000	14,986,117
U.S. Treasury Bills	0.07%	06/16/2022	3,000	2,999,376
U.S. Treasury Bills	0.55%	06/21/2022	16,000	15,972,622
U.S. Treasury Bills	0.57%	06/28/2022	29,000	28,945,359
U.S. Treasury Bills	0.38%	07/07/2022	7,000	6,990,505
U.S. Treasury Bills	0.71%	08/25/2022	12,000	11,958,110
				1,173,066,987

U.S. Treasury Floating Rate Notes-17.06%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	55,000	55,002,639
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	22,000	22,000,544
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	45,000	44,999,181
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	11,000	11,001,688
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	19,000	19,000,897

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Obligations Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Floating Rate Notes-(continued)
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	$ 17,500	$ 17,500,602

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	30,000	30,000,861

U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate -0.02%)(b)	0.35%	01/31/2024	8,000	7,997,358

				207,503,770

U.S. Treasury Notes-0.41%
U.S. Treasury Notes (Cost $5,036,995)	1.88%	07/31/2022	5,000	5,036,995

TOTAL INVESTMENTS IN SECURITIES-113.88% (Cost $1,385,607,752)				1,385,607,752

OTHER ASSETS LESS LIABILITIES-(13.88)%				(168,891,225)

NET ASSETS-100.00%				$1,216,716,527

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	8.3%

8-30	30.1

31-60	25.8

61-90	13.2

91-180	13.2

181+	9.4

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                             Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.97%
Alabama-3.24%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.28%	07/01/2040	$5,500	$ 5,500,000

Arizona-3.20%
Casa Grande (City of), AZ Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,685	2,685,000
Sierra Vista (City of), AZ Industrial Development Authority (Mountain Steppes Apartments); Series 2001 A, Ref. VRD RB (CEP - FNMA)(b)	0.20%	06/15/2031	2,745	2,745,000
				5,430,000

California-1.47%
California (State of);
Series 2022 A-1, Commercial Paper Notes (LOC - Wells Fargo Bank N.A.)(c)	0.17%	03/01/2022	1,500	1,500,000
Series 2022 A-5, Commercial Paper Notes (LOC - U.S. Bank N.A.)(c)	0.17%	03/01/2022	1,000	1,000,000
				2,500,000

Delaware-2.47%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	09/01/2036	2,655	2,655,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.21%	05/01/2036	1,535	1,535,000
				4,190,000

District of Columbia-1.66%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.19%	08/15/2038	2,820	2,820,000

Florida-6.01%
Palm Beach (County of), FL (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.25%	11/01/2036	2,725	2,725,000
Palm Beach (County of), FL (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.21%	07/01/2032	2,400	2,400,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.20%	07/01/2037	5,075	5,075,000
				10,200,000

Georgia-1.13%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.20%	11/01/2030	1,920	1,920,000

Illinois-10.32%
Illinois (State of) Educational Facilities Authority (The Adler Planetarium); Series 1997, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	04/01/2031	5,000	5,000,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.20%	12/01/2046	5,730	5,730,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC - U.S. Bank N.A.)(b)(c)	0.20%	10/01/2033	2,625	2,625,000
Illinois (State of) Housing Development Authority (Foxview I & II Apartments); Series 2008, VRD MFH RB (LOC - FHLMC)(b)(c)	0.13%	01/01/2041	4,160	4,160,000
				17,515,000

Indiana-1.83%
Huntington (City of), IN (Huntington University); Series 2007, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.25%	08/01/2037	3,105	3,105,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa-1.65%
Iowa (State of) Finance Authority (CJ Bio America); Series 2021, Ref. VRD RB(a)(b)(d)	0.24%	12/01/2041	$2,805	$ 2,805,000

Louisiana-3.64%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.23%	09/01/2033	1,000	1,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health);
Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	4,085	4,085,000
Series 2009 B-1, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	07/01/2047	1,100	1,100,000
				6,185,000

Maryland-0.59%
Montgomery (County of), MD; Series 2010 B, Commercial Paper Notes	0.10%	03/01/2022	1,000	1,000,000

Massachusetts-4.71%
Massachusetts (State of) Department of Transportation; Series 2010 A-1, VRD Metropolitan Highway System RB (LOC - Citibank N.A.)(b)(c)	0.16%	01/01/2037	3,000	3,000,000
Massachusetts (State of) Health & Educational Facilities Authority; Series 2021 EE, Commercial Paper Notes	0.09%	03/01/2022	5,000	5,000,000
				8,000,000

Michigan-3.15%
Kent (County of), MI Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.21%	01/15/2026	820	820,000
Michigan State University Board of Trustees;
Series 2000 A-1, VRD RB(b)	0.21%	08/15/2030	3,620	3,620,000
Series 2000 A-2, VRD RB(b)	0.21%	08/15/2030	910	910,000
				5,350,000

Minnesota-5.82%
Burnsville (City of), MN (Bridgeway Apartments L.P.); Series 2003, Ref. VRD RB (CEP - FNMA)(b)	0.28%	10/15/2033	1,175	1,175,000
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	11/01/2035	3,700	3,700,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.19%	10/01/2033	1,000	1,000,000
University of Minnesota; Series 2022 H, Commercial Paper Notes	0.26%	03/17/2022	4,000	4,000,000
				9,875,000

Mississippi-1.95%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 C, VRD IDR(b)	0.22%	12/01/2030	585	585,000
Series 2010 E, VRD IDR(b)	0.22%	12/01/2030	2,730	2,730,000
				3,315,000

Missouri-1.59%
Bridgeton (City of), MO Industrial Development Authority (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.20%	11/01/2037	1,320	1,320,000
Missouri (State of) Development Finance Board (Kopytek Printing); Series 2010, VRD IDR (LOC - FHLB of Chicago)(b)(c)	0.35%	08/01/2038	1,385	1,385,000
				2,705,000

New Jersey-2.94%
New Jersey (State of) Health Care Facilities Financing Authority (Virtua Health); Series 2009 D, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.18%	07/01/2043	5,000	5,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-4.08%
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	11/15/2046	$3,320	$ 3,320,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.19%	05/01/2039	3,600	3,600,000
				6,920,000

North Carolina-0.76%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1992 A, VRD RB(b)	0.15%	06/01/2027	1,285	1,285,000

Ohio-1.67%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.20%	08/02/2038	2,835	2,835,000

Pennsylvania-1.55%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.19%	06/01/2037	1,320	1,320,000
Lebanon (County of), PA Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.20%	10/15/2025	310	310,000
Philadelphia (City of), PA; Series 2022 A, Commercial Paper Notes(a)	0.35%	03/24/2022	1,000	1,000,000
				2,630,000

Rhode Island-2.65%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.21%	09/01/2043	4,500	4,500,000

Texas-19.92%
Board of Regents of the University of Texas System; Series 2008 B, VRD RB(b)	0.17%	08/01/2025	1,615	1,615,000
Garland (City of), TX; Series 2021, Commercial Paper Notes	0.13%	04/05/2022	5,000	5,000,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.21%	02/15/2042	5,700	5,700,000
Houston (City of), TX; Series 2018 E-2, GO Commercial Paper Notes	0.22%	03/16/2022	4,000	4,000,000
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.21%	05/15/2034	5,250	5,250,000
San Gabriel Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.24%	04/01/2026	1,890	1,890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.26%	05/01/2042	2,375	2,375,000
Texas A&M University System Board of Regents; Series 2021 B, Commercial Paper Notes	0.14%	06/02/2022	5,000	5,000,000
University of Texas Board of Regents; Series 2018, Revenue Financing System Commercial Paper Notes	0.29%	04/06/2022	3,000	3,000,000
				33,830,000

Virginia-2.53%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.21%	08/01/2037	4,300	4,300,000

Washington-3.25%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	09/01/2049	3,375	3,375,000
Washington (State of) Housing Finance Commission (Redmond Ridge Apartments); Series 2017, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.13%	11/01/2047	2,145	2,145,000
				5,520,000

West Virginia-4.29%
Cabell (County of), WV (Provident Group - Marshall Properties LLC - Marshall University); Series 2010 A, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.21%	07/01/2039	845	845,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia-(continued)
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.27%	01/01/2034	$6,445	$ 6,445,000
				7,290,000

Wisconsin-1.90%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.21%	10/01/2042	3,230	3,230,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.97% (Cost $169,755,000)				169,755,000
OTHER ASSETS LESS LIABILITIES-0.03%				54,772
NET ASSETS-100.00%				$169,809,772

Investment Abbreviations:

CEP	- Credit Enhancement Provider
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
FNMA	- Federal National Mortgage Association
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
MFH	- Multi-Family Housing
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada:5.7%;Japan:5.2%;other countries less than 5% each: 5.5%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at February 28, 2022 represented 1.65% of the Fund’s Net Assets.

(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank N.A.	8.3%
Federal Home Loan Banks	6.8
Federal Home Loan Mortgage Corporation	6.6
Wells Fargo Bank N.A.	5.7
JPMorgan Chase Bank, N.A.	5.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                             Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Tax-Free Cash Reserve Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	87.0%
8-30	5.3
31-60	4.7
61-90	0.0
91-180	3.0
181+	0.0

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                             Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Assets:

Investments in unaffiliated securities, at value	$1,690,271,922	$191,977,496	$13,165,027,105	$42,264,669,258	$1,385,607,752	$169,755,000

Repurchase agreements, at value and cost	550,898,981	84,326,230	9,643,911,550	21,680,938,904	-	-

Cash	-	-	-	-	37,752	-

Receivable for:
Fund shares sold	-	-	2,845	108,705	-	-

Interest	155,860	8,158	13,433,654	29,052,274	73,642	22,965

Fund expenses absorbed	106,833	33,665	1,417,208	2,190,429	109,348	87,930

Investment for trustee deferred compensation and retirement plans	3,524,447	951,741	2,115,902	963,666	102,725	329,541

Other assets	-	132,217	447,526	588,715	792	31,227

Total assets	2,244,958,043	277,429,507	22,826,355,790	63,978,511,951	1,385,932,011	170,226,663

Liabilities:

Payable for:

Investments purchased	29,986,825	13,993,951	898,693,915	2,846,428,808	168,883,059	-

Fund shares reacquired	-	-	12,000	24,638,227	-	-

Amount due custodian	-	-	1,574,127	1,508,529	-	-

Dividends	12,043	2,307	174,513	1,218,332	9,461	1,333

Accrued fees to affiliates	332,171	45,296	3,646,596	7,134,843	165,808	33,290

Accrued trustees’ and officers’ fees and benefits	5,730	3,681	29,867	69,304	4,476	3,395

Accrued operating expenses	28,399	5,900	282,157	288,795	35,540	30,140

Trustee deferred compensation and retirement plans	3,750,354	1,006,111	2,394,342	1,221,442	117,140	348,733

Total liabilities	34,115,522	15,057,246	906,807,517	2,882,508,280	169,215,484	416,891

Net assets applicable to shares outstanding	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net assets consist of:

Shares of beneficial interest	$2,214,068,700	$263,115,662	$21,920,415,657	$61,095,416,116	$1,216,782,664	$170,089,160

Distributable earnings (loss)	(3,226,179)	(743,401)	(867,384)	587,555	(66,137)	(279,388)

	$2,210,842,521	$262,372,261	$21,919,548,273	$61,096,003,671	$1,216,716,527	$169,809,772

Net Assets:

Institutional Class	$2,204,979,174	$261,269,078	$18,241,859,039	$53,964,770,211	$1,098,426,693	$135,656,602

Private Investment Class	$2,885,966	$473,512	$312,889,460	$562,429,844	$13,703,576	$11,700,511

Personal Investment Class	$10,246	$92,856	$379,824,634	$15,716,834	$10,077,798	$1,333,813

Cash Management Class	$2,385,218	$428,281	$476,970,117	$956,426,056	$78,410	$4,202,044

Reserve Class	$211,505	$87,041	$1,678,474,426	$538,091,162	$90,998,450	$15,429,661

Resource Class	$247,323	$385	$38,293,629	$134,028,878	$98,111	$1,476,862

Corporate Class	$23,129	$21,108	$279,646,266	$1,018,276,963	$3,333,489	$10,279

CAVU Securities Class	$99,960	$-	$511,590,702	$3,906,263,723	$-	$-

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                             Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:

Institutional Class	2,205,019,784	261,262,354	18,240,410,505	53,964,110,943	1,098,435,692	135,636,048

Private Investment Class	2,886,030	473,500	312,866,402	562,417,907	13,703,762	11,698,732

Personal Investment Class	10,246	92,854	379,787,513	15,716,633	10,077,890	1,333,647

Cash Management Class	2,385,270	428,270	476,928,857	956,415,735	78,412	4,201,456

Reserve Class	211,509	87,039	1,678,353,435	538,081,580	90,998,347	15,427,388

Resource Class	247,328	385	38,290,367	134,025,688	98,112	1,476,639

Corporate Class	23,130	21,107	279,625,136	1,018,275,908	3,333,522	10,277

CAVU Securities Class	99,962	-	511,545,921	3,906,258,431	-	-

Net asset value, offering and redemption price per share for each class	$1.0000	$1.0000	$1.00	$1.00	$1.00	$1.00

Cost of Investments	$2,241,779,487	$276,300,889	$22,808,938,655	$63,945,608,162	$1,385,607,752	$169,755,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                             Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

					Invesco Treasury	Invesco Tax-Free
	Invesco Liquid	Invesco STIC	Invesco Treasury	Invesco Government	Obligations	Cash Reserve
	Assets Portfolio	Prime Portfolio	Portfolio	& Agency Portfolio	Portfolio	Portfolio

Investment income:

Interest	$1,870,765	$163,870	$9,396,711	$22,014,594	$446,063	$64,820

Expenses:

Advisory fees	1,538,049	194,005	16,592,349	27,022,435	701,350	156,141

Administrative services fees	461,582	57,036	4,949,534	11,947,185	221,111	34,579

Custodian fees	26,384	9,192	203,379	186,726	5,734	2,572

Distribution fees:
Private Investment Class	4,297	832	431,096	813,131	17,946	13,527

Personal Investment Class	27	253	868,352	29,956	18,366	3,039

Cash Management Class	1,037	196	192,510	360,118	60	1,764

Reserve Class	925	375	5,311,944	2,244,581	286,523	71,520

Resource Class	291	-	47,971	100,170	78	1,171

Corporate Class	4	3	39,942	129,084	549	2

Transfer agent fees	92,283	11,640	995,541	2,432,019	46,385	7,026

Trustees’ and officers’ fees and benefits	15,799	9,952	81,950	201,650	12,307	9,447

Registration and filing fees	53,276	41,241	472,941	393,620	69,312	51,606

Reports to shareholders	8,372	6,367	31,453	26,728	6,900	13,302

Professional services fees	27,007	21,757	80,198	137,188	24,164	21,099

Other	65,381	33,080	206,536	302,178	56,799	16,536

Total expenses	2,294,714	385,929	30,505,696	46,326,769	1,467,584	403,331

Less: Fees waived and expenses reimbursed	(547,540)	(235,281)	(22,239,477)	(31,376,941)	(1,075,990)	(346,495)

Net expenses	1,747,174	150,648	8,266,219	14,949,828	391,594	56,836

Net investment income	123,591	13,222	1,130,492	7,064,766	54,469	7,984

Realized and unrealized gain (loss) from:

Net realized gain (loss) from unaffiliated investment securities	3,959	18	337,662	26,979	(17,701)	-

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	3,071	-	-	-	-

Net realized and unrealized gain (loss)	(767,545)	3,089	337,662	26,979	(17,701)	-

Net increase (decrease) in net assets resulting from operations	$(643,954)	$16,311	$1,468,154	$7,091,745	$36,768	$7,984

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                             Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco STIC Prime Portfolio

	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021

Operations:
Net investment income	$123,591	$1,034,618	$13,222	$24,474

Net realized gain	3,959	2,613	18	552

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	3,071	(2,800)

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	16,311	22,226

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(13,153)	(24,275)

Private Investment Class	(146)	(318)	(29)	(92)

Personal Investment Class	(2)	(4)	(6)	(31)

Cash Management Class	(133)	(359)	(25)	(52)

Reserve Class	(12)	(29)	(5)	(11)

Resource Class	(15)	(40)	(2)	(9)

Corporate Class	(2)	(13)	(2)	(4)

CAVU Securities Class	(6)	(16)	-	-

Total distributions from distributable earnings	(123,591)	(1,034,618)	(13,222)	(24,474)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	39,548,244	(99,033,118)

Private Investment Class	(5,137)	(648,893)	(131,663)	(671,036)

Personal Investment Class	-	-	4	(302,491)

Cash Management Class	(535,901)	(24,434)	(67,764)	(7,793)

Reserve Class	(4,019)	(62,582)	4	(18,402)

Resource Class	(114,813)	(3,337)	-	(122,205)

Corporate Class	1	(15,522)	1	4

CAVU Securities Class	-	100,002	-	-

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	39,348,826	(100,155,041)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	39,351,915	(100,157,289)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	223,020,346	323,177,635

End of period	$2,210,842,521	$2,362,888,735	$262,372,261	$223,020,346

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Portfolio		Invesco Government & Agency Portfolio

	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021

Operations:
Net investment income	$1,130,492	$2,248,785	$7,064,766	$9,964,680

Net realized gain	337,662	30,818	26,979	542,485

Net increase in net assets resulting from operations	1,468,154	2,279,603	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(945,945)	(2,005,555)	(6,302,258)	(9,402,663)

Private Investment Class	(14,688)	(35,458)	(70,237)	(120,583)

Personal Investment Class	(16,136)	(28,813)	(1,412)	(2,025)

Cash Management Class	(24,596)	(42,921)	(116,654)	(128,425)

Reserve Class	(62,399)	(62,101)	(66,860)	(105,814)

Resource Class	(3,065)	(18,705)	(16,225)	(32,727)

Corporate Class	(13,608)	(41,758)	(111,510)	(52,287)

CAVU Securities Class	(50,055)	(13,474)	(379,610)	(120,156)

Total distributions from distributable earnings	(1,130,492)	(2,248,785)	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	1,148,575,944	(2,122,806,791)	4,500,540,880	19,204,558,855

Private Investment Class	9,041,045	(118,976,592)	56,459,453	(76,121,055)

Personal Investment Class	114,699,804	(16,713,545)	6,356,607	(4,169,839)

Cash Management Class	24,738,287	80,255,547	208,470,000	316,471,282

Reserve Class	810,639,856	286,064,751	129,590,895	7,054,623

Resource Class	(14,916,921)	(582,467,587)	16,126,918	(25,248,184)

Corporate Class	13,096,491	(867,085,822)	(63,819,670)	1,050,827,823

CAVU Securities Class	(35,495,020)	547,040,941	2,464,408,750	1,441,849,681

Net increase (decrease) in net assets resulting from share transactions	2,070,379,486	(2,794,689,098)	7,318,133,833	21,915,223,186

Net increase (decrease) in net assets	2,070,717,148	(2,794,658,280)	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	19,848,831,125	22,643,489,405	53,777,842,859	31,862,077,188

End of period	$21,919,548,273	$19,848,831,125	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                             Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Treasury Obligations Portfolio		Invesco Tax-Free Cash Reserve Portfolio

	February 28,	August 31,	February 28,	August 31,
	2022	2021	2022	2021

Operations:
Net investment income	$54,469	$133,186	$7,984	$17,194

Net realized gain (loss)	(17,701)	47,304	-	-

Net increase in net assets resulting from operations	36,768	180,490	7,984	17,194

Distributions to shareholders from distributable earnings:
Institutional Class	(49,822)	(123,225)	(6,227)	(12,978)

Private Investment Class	(735)	(1,559)	(554)	(1,039)

Personal Investment Class	(342)	(128)	(58)	(195)

Cash Management Class	(9)	(29)	(226)	(490)

Reserve Class	(3,367)	(7,454)	(841)	(2,280)

Resource Class	(6)	(17)	(76)	(208)

Corporate Class	(188)	(774)	(2)	(4)

Total distributions from distributable earnings	(54,469)	(133,186)	(7,984)	(17,194)

Share transactions-net:
Institutional Class	35,131,360	(306,942,642)	17,389,193	(32,730,801)

Private Investment Class	(941,007)	220,502	2,145,705	(580,210)

Personal Investment Class	6,265,217	3,070,903	(343,131)	(1,906,614)

Cash Management Class	(174,584)	(87,640)	(394,386)	(893,331)

Reserve Class	16,504,842	19,907,010	(795,898)	(10,596,705)

Resource Class	5	(51,953)	70	(1,527,247)

Corporate Class	(1,699,796)	(5,409,097)	-	-

Net increase (decrease) in net assets resulting from share transactions	55,086,037	(289,292,917)	18,001,553	(48,234,908)

Net increase (decrease) in net assets	55,068,336	(289,245,613)	18,001,553	(48,234,908)

Net assets:
Beginning of period	1,161,648,191	1,450,893,804	151,808,219	200,043,127

End of period	$1,216,716,527	$1,161,648,191	$169,809,772	$151,808,219

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                             Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Reserve Class

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$-	$(0.0001)	$1.0000	(0.03)%	$212	0.17	%(c)	1.09	%(c)	0.01	%(c)
Year ended 08/31/21	1.0006	0.0001	(0.0002)	(0.0001)	(0.0001)	-	(0.0001)	1.0004	(0.01)	216	0.21		1.09		0.01
Year ended 08/31/20	1.0004	0.0059	(0.0006)	0.0053	(0.0051)	-	(0.0051)	1.0006	0.53	278	0.85		1.09		0.59
Year ended 08/31/19	1.0004	0.0150	0.0000	0.0150	(0.0150)	-	(0.0150)	1.0004	1.51	303	1.05		1.09		1.50
Year ended 08/31/18	1.0002	0.0092	(0.0012)	0.0080	(0.0078)	-	(0.0078)	1.0004	0.80	418	0.99		1.10		0.92
Year ended 08/31/17	1.00	0.0016	0.0015	0.0031	(0.0024)	(0.0005)	(0.0029)	1.0002	0.30	944	0.53		1.13		0.16
Invesco STIC Prime Portfolio
Six months ended 02/28/22	1.0000	0.0001	0.0000	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	87	0.12	(c)	1.17	(c)	0.01	(c)
Year ended 08/31/21	1.0000	0.0001	(0.0000)	0.0001	(0.0001)	-	(0.0001)	1.0000	0.01	87	0.13		1.17		0.01
Year ended 08/31/20	1.0001	0.0045	(0.0001)	0.0044	(0.0045)	-	(0.0045)	1.0000	0.45	105	0.90		1.13		0.44
Year ended 08/31/19	1.0001	0.0139	0.0001	0.0140	(0.0140)	-	(0.0140)	1.0001	1.41	273	1.05		1.12		1.39
Year ended 08/31/18	1.0000	0.0083	(0.0005)	0.0078	(0.0077)	-	(0.0077)	1.0001	0.78	270	0.90		1.14		0.83
Year ended 08/31/17	1.00	0.0040	(0.0008)	0.0032	(0.0032)	-	(0.0032)	1.0000	0.32	501	0.40		1.14		0.40
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	1,678,474	0.07	(c)	1.08	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	867,767	0.10		1.08		0.01
Year ended 08/31/20	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.39	581,684	0.60		1.08		0.44
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.32	289,625	1.05		1.08		1.31
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.64	228,520	0.88		1.07		0.67
Year ended 08/31/17	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.20	250,728	0.50		1.07		0.20
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	538,091	0.06	(c)	1.03	(c)	0.02	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.02	408,500	0.08		1.03		0.02
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	(0.00)	(0.00)	1.00	0.40	401,438	0.63		1.02		0.37
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.34	297,787	1.03		1.03		1.33
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.66	209,629	0.86		1.02		0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.23	170,955	0.45		1.02		0.28
Invesco Treasury Obligations Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	90,998	0.08	(c)	1.09	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	0.00	0.00	(0.00)	-	(0.00)	1.00	0.01	74,495	0.10		1.08		0.01
Year ended 08/31/20	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.38	54,585	0.75		1.07		0.27
Year ended 08/31/19	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	1.29	54,711	1.05		1.08		1.28
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	-	(0.01)	1.00	0.65	33,396	0.88		1.08		0.64
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.21	35,625	0.40		1.09		0.26
Invesco Tax-Free Cash Reserve Portfolio
Six months ended 02/28/22	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	15,430	0.07	(c)	1.27	(c)	0.01	(c)
Year ended 08/31/21	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.01	16,226	0.07		1.27		0.01
Year ended 08/31/20	1.00	0.00	-	0.00	(0.00)	-	(0.00)	1.00	0.23	26,823	0.69		1.21		0.26
Year ended 08/31/19	1.00	0.01	-	0.01	(0.01)	-	(0.01)	1.00	0.52	20,002	1.07		1.22		0.51
Year ended 08/31/18	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.42	14,151	0.77		1.25		0.44
Year ended 08/31/17	1.00	0.00	(0.00)	0.00	(0.00)	-	(0.00)	1.00	0.33	13,658	0.43		1.24		0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                             Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio, Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio; and to provide tax-exempt income consistent with preservation of capital and liquidity for Invesco Tax-Free Cash Reserve Portfolio.

Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio currently offer eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class. Invesco STIC Prime Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio currently offer seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio, both institutional money market funds, price and transact in their shares at a floating net asset value (“NAV”) reflecting the current market-based values of their portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio and Invesco STIC Prime Portfolio to round their NAVs to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Tax-Free Cash Reserve Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations – Invesco Liquid Assets Portfolio’s and Invesco STIC Prime Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio, Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is

35                             Short-Term Investments Trust

recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments

36                             Short-Term Investments Trust

on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk – The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Funds’ performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco STIC Prime Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%
Invesco Treasury Obligations Portfolio	0.20%	0.15%	0.10%
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.20%	0.20%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco STIC Prime Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%
Invesco Treasury Obligations Portfolio	0.14%
Invesco Tax-Free Cash Reserve Portfolio	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, Invesco Treasury Obligations Portfolio and Invesco Tax-Free Cash Reserve Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of

37                             Short-Term Investments Trust

Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Treasury Obligations Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%	-
Invesco Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%	-

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$442,476
Invesco STIC Prime Portfolio	151,463
Invesco Treasury Portfolio	3,703,090
Invesco Government & Agency Portfolio	-
Invesco Treasury Obligations Portfolio	216,359
Invesco Tax-Free Cash Reserve Portfolio	156,166

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$98,537	$4,270	$27	$1,014	$923	$290	$3
Invesco STIC Prime Portfolio	82,159	832	253	195	375	-	4
Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942
Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960
Invesco Treasury Obligations Portfolio	536,300	17,924	18,350	60	286,375	78	544
Invesco Tax-Free Cash Reserve Portfolio	99,306	13,526	3,039	1,765	71,520	1,171	2

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment

38                             Short-Term Investments Trust

Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). Each Fund, pursuant to the Plans, pays IDI compensation up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
Invesco STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Treasury Obligations Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Invesco Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-
Invesco STIC Prime Portfolio	8,610,216	8,200,189	-
Invesco Tax-Free Cash Reserve Portfolio	91,949,282	79,264,665	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

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NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*

Invesco Liquid Assets Portfolio	$13,010	$13,010

Invesco Treasury Obligations Portfolio	13,241	13,241

Invesco Tax-Free Cash Reserve Portfolio	19,092	19,092

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)

Invesco STIC Prime Portfolio	276,300,889	2,906	(69)	2,837

Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)

Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)

Invesco Treasury Obligations Portfolio	1,385,630,403	-	(22,651)	(22,651)

*

For Invesco Treasury Portfolio, Invesco Government & Agency Portfolio and Invesco Treasury Obligations Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, Invesco STIC Prime Portfolio and Invesco Tax-Free Cash Reserve Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296

Private Investment Class	1	1	371,715	371,900

Cash Management Class	-	-	6,058	6,061

Reserve Class	7,065	7,068	79,579	79,611

Corporate Class	-	-	1,001	1,001

CAVU Securities Class(b)	-	-	99,962	100,002

40                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Institutional Class	3,067	$3,067	182,613	$182,698

Private Investment Class	92	92	207	207

Cash Management Class	133	133	359	359

Reserve Class	11	11	28	28

Resource Class	15	15	37	37

Corporate Class	2	2	13	13

Reacquired:
Institutional Class	(8,078,548,249)	(8,080,512,126)	(17,688,475,913)	(17,695,782,305)

Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)

Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)

Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)

Resource Class	(114,793)	(114,828)	(3,373)	(3,374)

Corporate Class	(1)	(1)	(16,529)	(16,536)

Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

41                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco STIC Prime Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	705,814,165	$705,814,165	1,439,605,312	$1,439,605,312

Private Investment Class	9,001	9,001	17,500	17,500

Personal Investment Class	23	23	-	-

Cash Management Class	-	-	7,472	7,472

Reserve Class	1	1	4	4

Corporate Class	-	-	1,000	1,000

Issued as reinvestment of dividends:
Institutional Class	6,536	6,536	14,063	14,063

Private Investment Class	29	29	91	91

Personal Investment Class	4	4	27	27

Cash Management Class	7	7	15	15

Reserve Class	4	4	7	7

Resource Class	-	-	7	7

Corporate Class	1	1	4	4

Reacquired:
Institutional Class	(666,272,457)	(666,272,457)	(1,538,652,493)	(1,538,652,493)

Private Investment Class	(140,693)	(140,693)	(688,627)	(688,627)

Personal Investment Class	(23)	(23)	(302,518)	(302,518)

Cash Management Class	(67,771)	(67,771)	(15,280)	(15,280)

Reserve Class	(1)	(1)	(18,413)	(18,413)

Resource Class	-	-	(122,212)	(122,212)

Corporate Class	-	-	(1,000)	(1,000)

Net increase (decrease) in share activity	39,348,826	$39,348,826	(100,155,041)	$(100,155,041)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 94% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

42                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080

Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648

Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973

Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437

Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779

Resource Class	96,775,732	96,775,732	271,542,723	271,542,723

Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179

CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326

Issued as reinvestment of dividends:
Institutional Class	232,641	232,641	497,496	497,496

Private Investment Class	5,404	5,404	11,961	11,961

Personal Investment Class	14,389	14,389	28,558	28,558

Cash Management Class	23,399	23,399	39,490	39,490

Reserve Class	55,622	55,622	56,643	56,643

Resource Class	3,065	3,065	4,380	4,380

Corporate Class	5,818	5,818	26,745	26,745

CAVU Securities Class	175	175	-	-

Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)

Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)

Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)

Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)

Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)

Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)

Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)

CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)

Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

43                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369

Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737

Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874

Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616

Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517

Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173

Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311

CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336

Issued as reinvestment of dividends:
Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199

Private Investment Class	42,484	42,484	77,027	77,027

Personal Investment Class	1,075	1,075	1,664	1,664

Cash Management Class	42,314	42,314	62,947	62,947

Reserve Class	62,697	62,697	96,732	96,732

Resource Class	13,444	13,444	22,306	22,306

Corporate Class	99,960	99,960	20,996	20,996

CAVU Securities Class	231,219	231,219	68,987	68,987

Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)

Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)

Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)

Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)

Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)

Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)

Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)

CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)

Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

44                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Obligations Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	775,170,129	$775,170,129	1,758,486,047	$1,758,486,047

Private Investment Class	714,387	714,387	8,037,650	8,037,650

Personal Investment Class	7,077,364	7,077,364	6,051,798	6,051,798

Reserve Class	114,819,967	114,819,967	332,356,357	332,356,357

Resource Class	5	5	52,034	52,034

Corporate Class	-	-	129	129

Issued as reinvestment of dividends:
Institutional Class	11,379	11,379	69,137	69,137

Private Investment Class	735	735	1,543	1,543

Personal Investment Class	280	280	102	102

Cash Management Class	8	8	27	27

Reserve Class	3,241	3,241	7,165	7,165

Resource Class	-	-	3	3

Corporate Class	188	188	774	774

Reacquired:
Institutional Class	(740,050,148)	(740,050,148)	(2,065,497,826)	(2,065,497,826)

Private Investment Class	(1,656,129)	(1,656,129)	(7,818,691)	(7,818,691)

Personal Investment Class	(812,427)	(812,427)	(2,980,997)	(2,980,997)

Cash Management Class	(174,592)	(174,592)	(87,667)	(87,667)

Reserve Class	(98,318,366)	(98,318,366)	(312,456,512)	(312,456,512)

Resource Class	-	-	(103,990)	(103,990)

Corporate Class	(1,699,984)	(1,699,984)	(5,410,000)	(5,410,000)

Net increase (decrease) in share activity	55,086,037	$55,086,037	(289,292,917)	$(289,292,917)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 55% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

45                             Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Tax-Free Cash Reserve Portfolio

	Summary of Share Activity

	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount

Sold:
Institutional Class	91,534,335	$ 91,534,335	147,021,640	$ 147,021,640

Private Investment Class	4,227,638	4,227,638	2,274,008	2,274,008

Personal Investment Class	2,540,401	2,540,401	7,107,975	7,107,975

Cash Management Class	2,600,250	2,600,250	6,420,817	6,420,817

Reserve Class	21,321,081	21,321,081	28,135,345	28,135,345

Resource Class	-	-	394,392	394,392

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	7,749	7,749

Private Investment Class	437	437	832	832

Personal Investment Class	57	57	195	195

Cash Management Class	82	82	230	230

Reserve Class	836	836	2,280	2,280

Resource Class	70	70	205	205

Reacquired:
Institutional Class	(74,148,295)	(74,148,295)	(179,760,190)	(179,760,190)

Private Investment Class	(2,082,370)	(2,082,370)	(2,855,050)	(2,855,050)

Personal Investment Class	(2,883,589)	(2,883,589)	(9,014,784)	(9,014,784)

Cash Management Class	(2,994,718)	(2,994,718)	(7,314,378)	(7,314,378)

Reserve Class	(22,117,815)	(22,117,815)	(38,734,330)	(38,734,330)

Resource Class	-	-	(1,921,844)	(1,921,844)

Net increase (decrease) in share activity	18,001,553	$18,001,553	(48,234,908)	$(48,234,908)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 84% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                             Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
Reserve Class	Beginning Account Value (09/01/21)	Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco STIC Prime Portfolio	1,000.00	1,000.10	0.60	1,024.20	0.60	0.12
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06
Invesco Treasury Obligations Portfolio	1,000.00	1,000.10	0.40	1,024.40	0.40	0.08
Invesco Tax-Free Cash Reserve Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

47                             Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-7

Semiannual Report to Shareholders	February 28, 2022

CAVU Securities Class

Short-Term Investments Trust (STIT)

Invesco Liquid Assets Portfolio

Invesco Treasury Portfolio

Invesco Government & Agency Portfolio

2	Fund Data
3	Schedules of Investments
18	Financial Statements
23	Financial Highlights
24	Notes to Financial Statements
32	Fund Expenses

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing. Only clients of CAVU Securities, LLC (CAVU) are eligible to purchase the Funds’ CAVU Securities Class. CAVU is a veteran and minority owned firm that measures the success of the firm not only based on financial performance, but also by the positive contributions it makes in giving back to the community, our country and those who have served our country. The CAVU Securities Class may not be purchased directly by individuals. In order to be a shareholder of the CAVU Securities Class, an individual generally needs to have a brokerage account with CAVU or its affiliates or another intermediary authorized by CAVU to offer the Funds CAVU Securities Class.

Unless otherwise stated, information presented in this report is as of February 28, 2022, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

CAVU Securities Class data as of 2/28/22
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Liquid Assets[1]	23 - 52 days	23 days	52 days	$100.0 thousand
Invesco Treasury[2]	45 - 57 days	51 days	103 days	511.6 million
Invesco Government & Agency[2]	32 - 53 days	47 days	100 days	3.9 billion

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-36.48%(a)
Asset-Backed Securities - Fully Supported-2.71%
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.17%	04/13/2022	$10,000	$9,996,724
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.25%	05/06/2022	50,000	49,960,732
				59,957,456

Asset-Backed Securities - Fully Supported Bank-5.88%
Anglesea Funding LLC (Multi - CEP’s)(b)(c)	0.13%	03/03/2022	10,000	9,999,921
Anglesea Funding PLC (Multi - CEP’s) (OBFR + 0.10%)(b)(c)(d)	0.17%	05/20/2022	25,000	25,003,750
Bedford Row Funding Corp. (CEP - Royal Bank of Canada) (1 mo. FEDL + 0.12%)(b)(c)(d)	0.20%	09/01/2022	20,000	19,998,483
Ebury Finance LLC (Multi - CEP’s), (SOFR + 0.15%)(b)(c)(d)	0.20%	05/23/2022	50,000	50,000,583
Versailles Commercial Paper LLC (CEP - Natixis S.A.) (SOFR + 0.16%)(b)(c)(d)	0.21%	08/02/2022	25,000	25,000,098
				130,002,835

Diversified Banks-21.08%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/16/2022	30,000	30,000,937
Agricultural Bank of China Ltd. (SOFR + 0.20%)(b)(c)(d)	0.25%	05/20/2022	25,000	25,000,822
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.17%	04/04/2022	23,700	23,695,783
ANZ New Zealand (Int’l) Ltd.(b)(c)	0.34%	10/03/2022	30,000	29,831,463
Barclays Bank PLC (SOFR + 0.16%)(b)(c)(d)	0.21%	07/01/2022	60,000	60,003,023
Industrial & Commercial Bank of China Ltd.(b)(c)	0.15%	03/15/2022	50,000	49,997,437
Kookmin Bank(b)(c)	0.20%	03/17/2022	20,000	19,999,226
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.26%	04/13/2022	15,000	14,995,637
National Australia Bank Ltd. (SOFR + 0.17%)(b)(c)(d)	0.22%	07/25/2022	50,000	50,003,019
NRW Bank(b)(c)	0.00%	04/01/2022	30,000	29,986,667
Royal Bank of Canada(b)(c)	0.20%	06/16/2022	15,000	14,974,125
Svenska Handelsbanken AB(b)(c)	0.34%	11/03/2022	22,850	22,690,700
Toronto-Dominion Bank (The)(b)(c)	0.21%	06/22/2022	25,000	24,952,262
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	07/08/2022	10,000	9,999,109
Toronto-Dominion Bank (The) (1 mo. FEDL + 0.10%)(b)(c)(d)	0.18%	09/06/2022	10,000	9,997,669
United Overseas Bank Ltd.(b)(c)	0.25%	06/09/2022	50,000	49,922,146
				466,050,025

Diversified Capital Markets-2.71%
UBS AG(b)(c)	0.25%	08/18/2022	30,000	29,895,263
UBS AG (SOFR + 0.17%)(b)(c)(d)	0.22%	09/21/2022	30,000	29,987,712
				59,882,975

Investment Banking & Brokerage-1.35%
Goldman Sachs International(b)	0.45%	11/15/2022	30,000	29,768,383

Regional Banks-2.30%
ASB Finance Ltd.(b)(c)	0.25%	03/18/2022	20,920	20,919,216
ASB Finance Ltd.(b)(c)	0.21%	07/08/2022	30,000	29,931,208
				50,850,424

Specialized Finance-0.45%
Great Bear Funding LLC (OBFR + 0.15%)(c)(d)	0.22%	07/01/2022	10,000	10,001,500
Total Commercial Paper (Cost $807,086,551)				806,513,598

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

3                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit-34.73%
Agricultural Bank of China Ltd. (SOFR + 0.20%)(c)(d)	0.25%	05/11/2022	$10,000	$ 10,001,239
ANZ New Zealand (Int’l) Ltd.(c)	0.07%	03/01/2022	55,000	55,000,000
Bank of Montreal(c)	0.21%	06/24/2022	10,000	9,987,430
Bank of Nova Scotia (The) (SOFR + 0.11%)(c)(d)	0.16%	04/20/2022	50,000	50,004,956
Canadian Imperial Bank of Commerce(c)	0.07%	03/01/2022	38,000	38,000,000
Canadian Imperial Bank of Commerce (1 mo. FEDL + 0.10%)(c)(d)	0.18%	06/08/2022	50,000	49,997,973
Cooperatieve Rabobank U.A.(c)	0.07%	03/01/2022	105,000	105,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank(c)	0.06%	03/01/2022	95,000	95,000,000
Goldman Sachs Bank USA (SOFR + 0.21%)(d)	0.26%	09/16/2022	30,000	29,999,999
Nordea Bank Abp(c)	0.06%	03/01/2022	95,000	95,000,000
Skandinaviska Enskilda Banken AB(c)	0.06%	03/01/2022	95,000	95,000,000
Svenska Handelsbanken AB(c)	0.06%	03/01/2022	75,000	75,000,000
Westpac Banking Corp. (SOFR + 0.13%)(c)(d)	0.18%	07/15/2022	55,000	54,994,856
Westpac Banking Corp.(c)	0.44%	11/23/2022	5,000	4,976,872
Total Certificates of Deposit (Cost $767,998,956)				767,963,325

Variable Rate Demand Notes-5.24%(e)
Credit Enhanced-5.24%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD MFH RB (LOC - Citibank N.A.)(f)(g)	0.23%	10/01/2039	2,400	2,400,000
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	06/01/2037	3,055	3,055,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC -Sumitomo Mitsui Banking Corp.)(b)(c)(g)	0.26%	04/01/2047	9,200	9,199,999
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(g)	0.22%	05/01/2037	2,500	2,500,000
Metropolitan Transportation Authority; Subseries 2020 B-1, Ref. VRD RB (LOC - PNC Bank N.A.)(g)	0.19%	11/15/2046	11,180	11,180,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(g)	0.20%	07/01/2037	5,420	5,420,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.16%	08/01/2045	82,040	82,040,000
Total Variable Rate Demand Notes (Cost $115,794,999)				115,794,999
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.45% (Cost $1,690,880,506)				1,690,271,922

			Repurchase Amount

Repurchase Agreements-24.92%(h)
BMO Capital Markets Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $100,003,111 (collateralized by U.S government sponsored agency obligations, domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $103,576,455; 0.00% - 8.88%; 04/25/2022 - 06/20/2071)(c)(i)	0.16%	03/01/2022	27,000,840	27,000,000
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $150,004,958 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $157,182,535; 0.00% - 8.20%; 02/13/2023 - 12/16/2062)(c)(i)	0.17%	03/02/2022	15,000,496	15,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
BMO Capital Markets Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $25,001,069 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic non-agency asset-backed securities, domestic and foreign corporate obligations and U.S. Treasury obligations valued at $26,546,588; 0.00% - 10.00%; 12/07/2021 - 12/20/2065)(c)(i)	0.22%	03/02/2022	$10,000,428	$10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $203,598,357; 1.17% - 7.06%; 10/25/2026 -02/15/2039)(j)	0.56%	03/01/2022	8,003,451	8,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency asset-backed securities, domestic corporate obligations and domestic non-agency mortgage-backed securities valued at $55,045,612; 1.87% - 7.38%; 03/25/2026 - 06/01/2044)(j)	0.55%	03/01/2022	35,014,963	35,000,000
Citigroup Global Markets, Inc., joint open agreement dated 10/06/2021 (collateralized by domestic non-agency mortgage-backed securities valued at $55,143,137; 1.94% -5.80%; 01/25/2030 - 12/15/2038)(j)	0.54%	03/01/2022	10,004,197	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 02/22/2022, aggregate maturing value of $240,006,067 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations, domestic non-agency mortgage-backed securities and U.S. Treasury obligations valued at $246,893,829; 0.00% - 7.75%; 04/07/2022 - 05/01/2079)(c)(i)	0.13%	03/01/2022	20,000,506	20,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $90,003,500 (collateralized by domestic agency and non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $98,998,378; 0.00% - 15.98%; 04/22/2022 - 09/27/2060)(c)(i)	0.20%	03/02/2022	25,000,972	25,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $10,000,095 (collateralized by domestic non-agency mortgage-backed securities valued at $10,500,001; 1.38% - 4.74%; 12/15/2046 - 01/20/2051)(c)(k)	0.34%	03/01/2022	2,000,019	2,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic and corporate obligations valued at $109,999,955; 0.00% - 10.88%; 04/30/2022 - 11/03/2037)(j)	0.37%	03/01/2022	65,018,706	65,000,000
J.P. Morgan Securities LLC, joint open agreement dated 09/18/2020 (collateralized by domestic and foreign equity securities valued at $15,753,313; 0.00% - 8.50%; 10/31/2026 - 01/31/2028)(j)	0.27%	03/01/2022	7,001,470	7,000,000
J.P. Morgan Securities LLC, open agreement dated 11/01/2021 (collateralized by a domestic agency mortgage-backed security and domestic non-agency mortgage-backed securities valued at $15,750,000; 0.22% - 3.36%; 06/15/2031 - 04/27/2065)(j)	0.43%	03/01/2022	15,005,004	15,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 02/23/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations, domestic and foreign commercial paper and a U.S. Treasury obligation valued at $51,697,846; 0.00% - 8.50%; 03/01/2022 - 01/15/2082)(c)(j)	0.20%	03/01/2022	25,003,889	25,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 12/30/2021 (collateralized by domestic and foreign equity securities valued at $52,500,215; 0.00%)(c)(j)	0.22%	03/01/2022	28,000,171	28,000,000
RBC Capital Markets LLC, joint term agreement dated 02/23/2022, aggregate maturing value of $155,005,726 (collateralized by domestic and foreign corporate obligations valued at $170,310,340; 0.00% - 13.00%; 03/15/2022 - 05/15/2097)(c)(i)	0.19%	03/02/2022	20,000,739	20,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic non-agency mortgage-backed securities valued at $78,729,067; 0.34% -13.00%; 03/15/2022 - 12/15/2072)(c)(j)	0.25%	03/01/2022	25,000,174	25,000,000
Societe Generale, joint open agreement dated 08/20/2021 (collateralized by a domestic non-agency asset-backed security, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $91,931,202; 0.98% -10.13%; 01/05/2023 - 03/11/2061)(c)(j)	0.18%	03/01/2022	65,000,325	65,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Liquid Assets Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	$148,899,229	$148,898,981

Total Repurchase Agreements (Cost $550,898,981)				550,898,981

TOTAL INVESTMENTS IN SECURITIES(l)(m)-101.37% (Cost $2,241,779,487)				2,241,170,903

OTHER ASSETS LESS LIABILITIES-(1.37)%				(30,328,382)

NET ASSETS-100.00%				$2,210,842,521

Investment Abbreviations:

CEP	-Credit Enhancement Provider
FEDL	-Federal Funds Effective Rate
LOC	-Letter of Credit
MFH	-Multi-Family Housing
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 28, 2022 was $805,712,097, which represented 36.44% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 15.6%; France: 11.1%; Australia: 9.9%; Sweden: 8.7%; Denmark: 5.7%; China: 5.2%; other countries less than 5% each: 24.6%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(f)	Security subject to the alternative minimum tax.
(g)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(h)	Principal amount equals value at period end. See Note 1I.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(k)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.
(l)	Also represents cost for federal income tax purposes.
(m)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	51.3%
8-30	4.1
31-60	10.4
61-90	5.2
91-180	20.9
181+	8.1

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-60.06%
U.S. Treasury Bills-31.54%(a)
U.S. Treasury Bills	0.11%	04/26/2022	$721,000	$720,876,629
U.S. Treasury Bills	0.29%-0.31%	05/12/2022	650,000	649,612,998
U.S. Treasury Bills	0.28%	05/24/2022	225,000	224,855,625
U.S. Treasury Bills	0.38%	05/26/2022	450,000	449,591,499
U.S. Treasury Bills	0.28%-0.29%	05/31/2022	1,200,000	1,199,141,564
U.S. Treasury Bills	0.09%-0.36%	06/02/2022	600,000	599,589,500
U.S. Treasury Bills	0.34%	06/07/2022	527,000	526,512,232
U.S. Treasury Bills	0.07%-0.26%	06/16/2022	535,000	534,676,771
U.S. Treasury Bills	0.55%	06/21/2022	460,000	459,212,889
U.S. Treasury Bills	0.57%	06/28/2022	500,000	499,057,915
U.S. Treasury Bills	0.08%	07/14/2022	150,000	149,957,812
U.S. Treasury Bills	0.11%	08/11/2022	200,000	199,900,842
U.S. Treasury Bills	0.08%-0.12%	09/08/2022	500,000	499,727,295
U.S. Treasury Bills	0.09%	10/06/2022	200,000	199,890,500
				6,912,604,071

U.S. Treasury Floating Rate Notes-15.08%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	744,000	744,073,587
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	350,000	350,001,528
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	355,000	354,993,431
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	100,000	100,000,000
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	250,500	250,509,461
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	627,000	627,019,367
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	880,000	879,991,372
				3,306,588,746

U.S. Treasury Notes-13.44%
U.S. Treasury Notes	1.75%	03/31/2022	300,000	300,412,035
U.S. Treasury Notes	1.88%	03/31/2022	100,000	100,145,660
U.S. Treasury Notes	1.75%	04/30/2022	200,000	200,549,446
U.S. Treasury Notes	1.75%	06/15/2022	200,000	200,963,044
U.S. Treasury Notes	0.13%	06/30/2022	200,000	200,023,309
U.S. Treasury Notes	1.75%	06/30/2022	100,000	100,547,880
U.S. Treasury Notes	2.13%	06/30/2022	200,000	201,349,336
U.S. Treasury Notes	1.75%	07/15/2022	200,000	201,230,784
U.S. Treasury Notes	0.13%	07/31/2022	200,000	200,033,666
U.S. Treasury Notes	1.88%	07/31/2022	250,000	251,856,731
U.S. Treasury Notes	1.63%	08/15/2022	200,000	201,417,294
U.S. Treasury Notes	1.63%	08/31/2022	150,000	151,137,915
U.S. Treasury Notes	1.50%	09/15/2022	150,000	151,151,255

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Notes-(continued)
U.S. Treasury Notes	1.38%	10/15/2022	$200,000	$201,613,975
U.S. Treasury Notes	1.88%	10/31/2022	180,000	182,134,400
U.S. Treasury Notes	2.00%	10/31/2022	100,000	101,267,558
				2,945,834,288
Total U.S. Treasury Securities (Cost $13,165,027,105)				13,165,027,105
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-60.06% (Cost $13,165,027,105)				13,165,027,105

			Repurchase Amount
Repurchase Agreements-44.00%(c)
Bank of Nova Scotia, agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by U.S. Treasury obligations valued at $510,000,014; 0.13% - 2.75%; 09/30/2022 - 08/15/2029)	0.05%	03/01/2022	500,000,694	500,000,000
BofA Securities, Inc., agreement dated 02/28/2022, maturing value of $600,000,833 (collateralized by U.S. Treasury obligations valued at $612,000,010; 1.13% - 7.63%; 11/15/2024 - 05/15/2051)	0.05%	03/01/2022	600,000,833	600,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(d)	0.06%	03/17/2022	150,008,708	150,000,000
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $300,003,208 (collateralized by U.S. Treasury obligations valued at $306,000,095; 1.25% - 2.25%; 11/15/2022 - 04/30/2028)(d)	0.06%	03/01/2022	110,001,176	110,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 02/28/2022, aggregate maturing value of $1,250,001,736 (collateralized by U.S. Treasury obligations valued at $1,275,000,039; 0.75% - 2.75%; 05/31/2023 - 09/30/2028)	0.05%	03/01/2022	950,001,319	950,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(e)	0.05%	03/01/2022	450,017,375	450,000,000
DNB Bank ASA, agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by U.S. Treasury obligations valued at $361,046,466; 0.13% -1.63%; 07/15/2027 - 07/15/2031)	0.05%	03/01/2022	350,000,486	350,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $1,500,002,083 (collateralized by U.S. Treasury obligations valued at $1,530,000,063; 0.13% - 2.88%; 05/15/2022 - 11/15/2046)	0.05%	03/01/2022	1,500,002,083	1,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	200,000,028	200,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by a U.S. Treasury obligation valued at $255,000,014; 1.75%; 11/15/2029)	0.05%	03/01/2022	250,000,347	250,000,000
ING Financial Markets, LLC, agreement dated 02/28/2022, maturing value of $100,000,139 (collateralized by U.S. Treasury obligations valued at $102,000,056; 0.00% - 1.75%; 05/19/2022 - 02/15/2045)	0.05%	03/01/2022	100,000,139	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% - 2.38%; 03/03/2022 - 05/15/2050)(e)	0.05%	03/01/2022	630,024,325	630,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(d)	0.07%	03/02/2022	$100,004,324	$100,002,963
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(d)	0.07%	03/02/2022	266,003,621	266,000,000
Mitsubishi UFJ Trust & Banking Corp., term agreement dated 02/23/2022, maturing value of $100,001,167 (collateralized by U.S. Treasury obligations valued at $102,001,081; 0.63% - 1.25%; 08/15/2030 - 08/15/2031)(d)	0.06%	03/02/2022	100,001,167	100,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $256,312,927 (collateralized by U.S. Treasury obligations valued at $264,258,250; 0.00%; 08/15/2027 - 08/15/2037)	0.06%	03/01/2022	256,312,927	256,312,500
Prudential Legacy Insurance Company of New Jersey, agreement dated 02/28/2022, maturing value of $348,750,581 (collateralized by U.S. Treasury obligations valued at $361,788,000; 0.00%; 08/15/2033 -02/15/2045)	0.06%	03/01/2022	348,750,581	348,750,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(d)	0.05%	03/04/2022	100,003,333	100,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 -02/15/2052)(d)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/16/2022	50,002,292	50,000,000
Royal Bank of Canada, term agreement dated 02/23/2022, maturing value of $250,002,431 (collateralized by U.S. Treasury obligations valued at $255,000,061; 0.13% - 2.88%; 05/15/2022 - 11/15/2041)(d)	0.05%	03/02/2022	250,002,431	250,000,000
Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(e)	0.05%	03/01/2022	275,000,382	275,000,000
Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(e)	0.05%	03/01/2022	380,000,528	380,000,000
Standard Chartered Bank, agreement dated 02/28/2022, maturing value of $250,000,347 (collateralized by U.S. Treasury obligations valued at $255,000,373; 0.13% - 4.38%; 07/15/2023 - 05/15/2051)	0.05%	03/01/2022	250,000,347	250,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,027,847,515	1,027,846,087
Total Repurchase Agreements (Cost $9,643,911,550)				9,643,911,550
TOTAL INVESTMENTS IN SECURITIES-104.06% (Cost $22,808,938,655)				22,808,938,655
OTHER ASSETS LESS LIABILITIES-(4.06)%				(889,390,382)
NET ASSETS-100.00%				$21,919,548,273

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(e)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Treasury Portfolio–(continued)

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	39.9%
8-30	0.0
31-60	5.1
61-90	10.4
91-180	27.7
181+	16.9

*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                    Short-Term Investments Trust

Schedule of Investments

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-61.01%
U.S. Treasury Bills-43.56%(a)
U.S. Treasury Bills	0.06%	03/01/2022	$475,000	$ 475,000,000
U.S. Treasury Bills	0.07%	03/10/2022	750,000	749,986,875
U.S. Treasury Bills	0.08%	03/24/2022	715,000	714,965,740
U.S. Treasury Bills	0.07%	03/29/2022	705,000	704,961,471
U.S. Treasury Bills	0.09%	03/31/2022	815,000	814,942,271
U.S. Treasury Bills	0.25%	04/12/2022	2,011,000	2,010,413,458
U.S. Treasury Bills	0.25%	04/19/2022	3,000,000	2,998,979,164
U.S. Treasury Bills	0.07%	04/21/2022	250,000	249,976,979
U.S. Treasury Bills	0.11%	04/26/2022	1,690,000	1,689,603,342
U.S. Treasury Bills	0.24%	05/05/2022	750,000	749,675,000
U.S. Treasury Bills	0.29%	05/12/2022	1,200,000	1,199,303,997
U.S. Treasury Bills	0.23%	05/17/2022	545,000	544,729,618
U.S. Treasury Bills	0.44%	05/19/2022	500,000	499,517,223
U.S. Treasury Bills	0.25%	05/24/2022	800,000	799,512,917
U.S. Treasury Bills	0.29%	05/31/2022	2,000,000	1,998,572,943
U.S. Treasury Bills	0.09%	06/02/2022	850,000	849,463,625
U.S. Treasury Bills	0.34%	06/07/2022	1,550,000	1,548,572,738
U.S. Treasury Bills	0.11%	06/09/2022	250,000	249,927,083
U.S. Treasury Bills	0.50%	06/14/2022	905,000	903,692,954
U.S. Treasury Bills	0.07%	06/16/2022	400,000	399,917,521
U.S. Treasury Bills	0.55%	06/21/2022	1,565,000	1,562,322,111
U.S. Treasury Bills	0.57%	06/28/2022	1,600,000	1,597,117,141
U.S. Treasury Bills	0.08%	08/11/2022	300,000	299,891,333
U.S. Treasury Bills	0.61%-0.72%	08/25/2022	2,075,000	2,068,206,952
U.S. Treasury Bills	0.08%	09/08/2022	75,000	74,970,156
U.S. Treasury Bills	0.10%	10/06/2022	860,000	859,518,656
				26,613,741,268

U.S. Treasury Floating Rate Notes-8.87%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.11%)(b)	0.47%	04/30/2022	107,000	107,014,699
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	07/31/2022	287,000	287,008,217
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(b)	0.42%	10/31/2022	730,000	730,013,539
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.05%)(b)	0.41%	01/31/2023	412,400	412,493,852
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	04/30/2023	1,330,000	1,330,100,459
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.03%)(b)	0.39%	07/31/2023	1,085,000	1,085,029,584
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.04%)(b)	0.40%	10/31/2023	1,238,679	1,238,723,205
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate - 0.02%)(b)	0.35%	01/31/2024	230,000	229,924,030
				5,420,307,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-8.58%
U.S. Treasury Notes	2.38%	03/15/2022	$46,000	$ 46,040,879
U.S. Treasury Notes	1.75%	03/31/2022	650,000	650,895,927
U.S. Treasury Notes	1.88%	03/31/2022	925,000	926,373,709
U.S. Treasury Notes	1.75%	04/30/2022	50,000	50,137,302
U.S. Treasury Notes	1.88%	04/30/2022	150,000	150,446,901
U.S. Treasury Notes	1.75%	05/15/2022	135,000	135,465,164
U.S. Treasury Notes	2.13%	05/15/2022	190,000	190,803,023
U.S. Treasury Notes	1.75%	05/31/2022	50,000	50,209,503
U.S. Treasury Notes	1.75%	06/30/2022	739,243	743,325,465
U.S. Treasury Notes	2.13%	06/30/2022	660,000	664,453,821
U.S. Treasury Notes	1.75%	07/15/2022	625,000	628,878,536
U.S. Treasury Notes	0.13%	07/31/2022	150,000	150,011,557
U.S. Treasury Notes	2.00%	07/31/2022	210,000	211,669,979
U.S. Treasury Notes	1.50%	08/15/2022	140,000	140,910,651
U.S. Treasury Notes	1.63%	08/15/2022	100,000	100,703,676
U.S. Treasury Notes	1.88%	08/31/2022	90,000	90,521,762
U.S. Treasury Notes	1.50%	09/15/2022	210,000	211,598,819
U.S. Treasury Notes	1.75%	09/30/2022	100,000	100,971,671
				5,243,418,345
Total U.S. Treasury Securities (Cost $37,277,467,198)				37,277,467,198

U.S. Government Sponsored Agency Securities-8.16%
Federal Farm Credit Bank (FFCB)-3.16%
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	03/10/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	06/17/2022	65,000	65,000,000
Federal Farm Credit Bank (SOFR + 0.20%)(b)	0.25%	06/23/2022	12,000	12,004,748
Federal Farm Credit Bank (SOFR + 0.19%)(b)	0.24%	07/14/2022	28,000	28,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(b)	0.19%	07/28/2022	45,000	45,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	08/11/2022	108,000	108,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	08/26/2022	97,500	97,497,588
Federal Farm Credit Bank (SOFR + 0.09%)(b)	0.13%	10/07/2022	30,000	30,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	10/12/2022	18,000	18,000,562
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	10/21/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(b)	0.13%	11/03/2022	35,000	35,000,000
Federal Farm Credit Bank (SOFR + 0.01%)(b)	0.06%	11/16/2022	185,000	184,997,327
Federal Farm Credit Bank (SOFR + 0.07%)(b)	0.12%	11/18/2022	56,000	56,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/01/2022	74,000	74,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/28/2022	350,000	350,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	02/09/2023	18,000	18,000,000
Federal Farm Credit Bank (SOFR + 0.02%)(b)	0.07%	06/12/2023	75,000	75,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	06/14/2023	58,000	58,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	07/07/2023	143,000	143,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/08/2023	155,000	155,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.08%	09/18/2023	21,500	21,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	09/20/2023	25,000	25,000,000
Federal Farm Credit Bank (SOFR + 0.03%)(b)	0.07%	09/27/2023	60,000	60,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Farm Credit Bank (FFCB)-(continued)
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.10%	11/07/2023	$50,000	$ 50,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	12/13/2023	84,000	84,000,000
Federal Farm Credit Bank (SOFR + 0.06%)(b)	0.11%	01/10/2024	75,500	75,500,000
Federal Farm Credit Bank (SOFR + 0.04%)(b)	0.09%	01/25/2024	15,000	15,000,000
				1,931,500,225

Federal Home Loan Bank (FHLB)-4.23%
Federal Home Loan Bank	0.05%	03/17/2022	200,000	199,998,812
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.12%	04/14/2022	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.07%)(b)	0.11%	04/28/2022	28,000	28,000,000
Federal Home Loan Bank	0.06%	05/06/2022	29,000	28,999,425
Federal Home Loan Bank(a)	0.27%	05/11/2022	244,000	243,872,476
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	05/12/2022	35,000	35,000,000
Federal Home Loan Bank(a)	0.40%	05/18/2022	114,800	114,700,507
Federal Home Loan Bank(a)	0.40%	05/20/2022	1,101,000	1,100,021,333
Federal Home Loan Bank	2.13%	06/10/2022	55,750	56,054,443
Federal Home Loan Bank (SOFR + 0.13%)(b)	0.18%	08/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.14%	08/19/2022	380,000	380,003,070
Federal Home Loan Bank (SOFR + 0.09%)(b)	0.13%	10/05/2022	80,000	80,000,000
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/08/2022	63,200	63,202,161
Federal Home Loan Bank (SOFR + 0.06%)(b)	0.11%	12/16/2022	3,500	3,500,845
Federal Home Loan Bank (SOFR + 0.03%)(b)	0.08%	06/07/2023	125,000	125,000,000
				2,583,353,072

Federal Home Loan Mortgage Corp. (FHLMC)-0.40%
Federal Home Loan Mortgage Corp.	0.25%	06/08/2022	15,510	15,517,146
Federal Home Loan Mortgage Corp.	0.13%	07/25/2022	38,000	38,002,165
Federal Home Loan Mortgage Corp. (SOFR + 0.09%)(b)	0.14%	09/16/2022	190,000	190,000,000
				243,519,311

Federal National Mortgage Association (FNMA)-0.00%
Federal National Mortgage Association(a)	0.20%	03/09/2022	2,500	2,499,889

U.S. International Development Finance Corp. (DFC)-0.37%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	06/15/2025	16,800	16,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	07/15/2025	18,278	18,277,780
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2025	3,947	3,947,368
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	4,750	4,750,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/15/2026	7,917	7,916,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	8,000	8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	08/13/2027	4,600	4,600,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	09/30/2027	$12,000	$12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	02/15/2028	13,333	13,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	11/15/2028	61,364	61,363,637
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.20%	05/15/2030	7,488	7,488,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	10/15/2030	7,778	7,777,778
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.16%	07/09/2026	22,950	22,950,000
U.S. International Development Finance Corp. VRD Notes (3 mo. U.S. Treasury Bill Rate)(c)	0.17%	03/15/2030	37,125	37,125,000
				226,329,563
Total U.S. Government Sponsored Agency Securities (Cost $4,987,202,060)				4,987,202,060
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-69.17% (Cost $42,264,669,258)				42,264,669,258

			Repurchase Amount
Repurchase Agreements-35.49%(d)
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $350,000,486 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $357,000,074; 1.30% - 4.50%; 06/30/2022 - 09/16/2063)	0.05%	03/01/2022	350,000,486	350,000,000
ABN AMRO Bank N.V., agreement dated 02/28/2022, maturing value of $450,000,625 (collateralized by U.S. Treasury obligations valued at $459,000,068; 0.13% - 3.38%; 06/30/2022 - 02/15/2051)	0.05%	03/01/2022	450,000,625	450,000,000
Bank of Montreal, joint term agreement dated 02/10/2022, aggregate maturing value of $250,014,583 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 2.50% - 4.50%; 11/01/2046 -02/01/2052)(e)	0.06%	03/17/2022	125,007,292	125,000,000
BNP Paribas Securities Corp., joint term agreement dated 02/22/2022, aggregate maturing value of $500,004,861 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,007; 0.00% - 7.00%; 06/21/2022 - 02/01/2052)(e)	0.05%	03/01/2022	385,003,743	385,000,000
BofA Securities, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $745,001,035 (collateralized by domestic agency mortgage-backed securities valued at $759,900,001; 0.46% - 7.50%; 09/25/2022 - 01/01/2052)	0.05%	03/01/2022	238,000,331	238,000,000
CIBC World Markets Corp., joint term agreement dated 01/24/2022, aggregate maturing value of $500,043,333 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 1.50% - 4.50%; 10/01/2036 - 03/01/2052)(e)	0.06%	03/17/2022	350,030,333	350,000,000
CIBC World Markets Corp., joint term agreement dated 02/07/2022, aggregate maturing value of $350,020,319 (collateralized by U.S. Treasury obligations valued at $357,000,019; 0.00% - 4.50%; 07/14/2022 - 02/15/2051)(e)	0.06%	03/17/2022	200,011,611	200,000,000
Citigroup Global Markets, Inc., joint agreement dated 02/28/2022, aggregate maturing value of $400,000,556 (collateralized by U.S. Treasury obligations valued at $408,000,001; 0.00% - 0.13%; 01/15/2023 - 02/15/2051)	0.05%	03/01/2022	113,000,157	113,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets, Inc., joint term agreement dated 02/22/2022, aggregate maturing value of $500,005,833 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,029; 0.00% - 17.46%; 07/31/2023 - 07/20/2070)(e)	0.06%	03/01/2022	$400,004,667	$ 400,000,000
Credit Agricole Corporate & Investment Bank, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by a domestic agency mortgage-backed security valued at $204,000,001; 2.00%; 01/20/2051)	0.05%	03/01/2022	200,000,278	200,000,000
Credit Agricole Corporate & Investment Bank, joint open agreement dated 12/01/2021 (collateralized by U.S. Treasury obligations valued at $2,032,860,462; 0.13% - 3.13%; 04/15/2024 - 11/15/2050)(f)	0.05%	03/01/2022	1,242,047,955	1,242,000,000
Federal Reserve Bank of New York, joint agreement dated 02/28/2022, aggregate maturing value of $800,001,111 (collateralized by U.S. Treasury obligations valued at $800,001,169; 0.13%; 11/30/2022)	0.05%	03/01/2022	600,000,833	600,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), agreement dated 02/28/2022, maturing value of $3,500,004,861 (collateralized by U.S. Treasury obligations valued at $3,570,000,054; 0.13% - 3.88%; 01/15/2026 - 02/15/2044)	0.05%	03/01/2022	3,500,004,861	3,500,000,000
Fixed Income Clearing Corp. - Bank of New York Mellon (The), joint agreement dated 02/28/2022, aggregate maturing value of $612,000,085 (collateralized by U.S. Treasury obligations valued at $624,240,130; 0.00%; 08/11/2022)	0.01%	03/01/2022	412,000,057	412,000,000
Fixed Income Clearing Corp. - State Street Bank, agreement dated 02/28/2022, maturing value of $300,000,083 (collateralized by U.S. Treasury obligations valued at $306,000,068; 0.13% - 0.47%; 04/15/2022 - 04/30/2022)	0.01%	03/01/2022	300,000,083	300,000,000
Goldman Sachs & Co., agreement dated 02/28/2022, maturing value of $500,000,139 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0.00% - 7.63%; 04/07/2022 - 02/15/2052)	0.01%	03/01/2022	500,000,139	500,000,000
Goldman Sachs & Co., term agreement dated 02/22/2022, maturing value of $295,003,155 (collateralized by U.S. Treasury obligations valued at $300,900,027; 0.00% - 2.50%; 08/15/2022 - 02/28/2026)(e)	0.06%	03/01/2022	295,003,155	295,000,000
ING Financial Markets, LLC, joint term agreement dated 02/22/2022, aggregate maturing value of $200,008,944 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 4.50%; 10/01/2029 - 05/01/2058)	0.07%	03/17/2022	130,005,814	130,000,000
ING Financial Markets, LLC, joint term agreement dated 12/28/2021, aggregate maturing value of $350,070,000 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,395; 0.00% - 7.50%; 12/28/2022 - 05/01/2058)	0.08%	03/28/2022	300,060,000	300,000,000
ING Financial Markets, LLC, term agreement dated 02/07/2022, maturing value of $200,010,667 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 1.50% - 7.50%; 06/01/2027 - 02/01/2052)	0.06%	03/11/2022	200,010,667	200,000,000
ING Financial Markets, LLC, term agreement dated 02/10/2022, maturing value of $275,013,292 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $280,500,646; 0.00% - 5.00%; 04/05/2022 - 02/01/2052)	0.06%	03/11/2022	275,013,292	275,000,000
J.P. Morgan Securities LLC, joint agreement dated 02/28/2022, aggregate maturing value of $1,000,001,667 (collateralized by domestic agency mortgage-backed securities valued at $1,020,000,000; 0.46% - 7.50%; 06/25/2025 - 10/16/2062)	0.06%	03/01/2022	800,001,333	800,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,001,467; 0.00% -2.38%; 03/03/2022 - 05/15/2050)(f)	0.05%	03/01/2022	150,005,792	150,000,000
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $239,700,000; 0.47% - 6.00%; 01/01/2026 - 10/15/2061)(f)	0.06%	03/01/2022	210,009,742	210,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
J.P. Morgan Securities LLC, joint open agreement dated 07/01/2021 (collateralized by domestic agency mortgage-backed securities valued at $280,500,035; 1.85% - 6.00%; 07/01/2026 - 02/20/2052)(f)	0.07%	03/01/2022	$240,013,000	$ 240,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities valued at $382,500,005; 0.46% - 7.50%; 12/15/2026 - 02/16/2058)(f)	0.07%	03/01/2022	275,014,896	275,000,000
Metropolitan Life Insurance Co., joint term agreement dated 02/23/2022, aggregate maturing value of $350,014,295 (collateralized by U.S. Treasury obligations valued at $358,935,903; 0.00%; 08/15/2027 - 11/15/2045)(e)	0.07%	03/02/2022	170,004,314	170,002,000
Mitsubishi UFJ Trust & Banking Corp., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 0.30% - 3.50%; 08/25/2027 - 01/20/2052)	0.05%	03/01/2022	500,000,694	500,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 02/23/2022, aggregate maturing value of $768,135,455 (collateralized by U.S. Treasury obligations valued at $788,525,747; 1.13%; 02/28/2025 - 02/28/2027)(e)	0.07%	03/02/2022	338,192,103	338,187,500
Mizuho Securities (USA) LLC, agreement dated 02/28/2022, maturing value of $200,000,278 (collateralized by U.S. Treasury obligations valued at $204,000,019; 0.00%; 03/31/2022 - 08/04/2022)	0.05%	03/01/2022	200,000,278	200,000,000
Prudential Insurance Co. of America, agreement dated 02/28/2022, maturing value of $509,883,350 (collateralized by U.S. Treasury obligations valued at $528,644,040; 0.00%; 02/15/2026 - 11/15/2043)	0.06%	03/01/2022	509,883,350	509,882,500
RBC Capital Markets LLC, joint term agreement dated 02/28/2022, aggregate maturing value of $750,001,875 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $765,000,244; 0.13% - 8.00%; 03/01/2022 - 08/20/2065)(e)(g)	0.09%	03/01/2022	600,001,500	600,000,000
RBC Dominion Securities Inc., agreement dated 02/28/2022, maturing value of $500,000,694 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,049; 0.00% - 5.50%; 07/15/2024 - 01/15/2052)	0.05%	03/01/2022	500,000,694	500,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/11/2022, aggregate maturing value of $500,049,167 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $510,000,022; 0.00% - 6.00%; 03/31/2022 - 01/15/2052)(e)	0.06%	03/11/2022	250,024,583	250,000,000
RBC Dominion Securities Inc., joint term agreement dated 01/19/2022, aggregate maturing value of $1,000,076,389 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 5.50%; 02/15/2030 - 01/15/2052)(e)	0.06%	03/10/2022	875,066,840	875,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/08/2022, aggregate maturing value of $500,016,667 (collateralized by U.S. Treasury obligations valued at $510,000,124; 0.13% - 6.00%; 07/15/2024 - 02/15/2050)(e)	0.05%	03/04/2022	200,006,667	200,000,000
RBC Dominion Securities Inc., joint term agreement dated 02/24/2022, aggregate maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,087; 0.13% - 5.25%; 04/30/2022 - 02/15/2052)(e)	0.05%	03/03/2022	250,002,431	250,000,000
Royal Bank of Canada, joint term agreement dated 02/11/2022, aggregate maturing value of $100,004,583 (collateralized by U.S. Treasury obligations valued at $102,000,076; 0.13% - 2.75%; 05/15/2022 - 11/15/2041)(e)	0.05%	03/16/2022	50,002,292	50,000,000
Societe Generale, joint agreement dated 02/28/2022, aggregate maturing value of $1,600,002,222 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,632,000,047; 0.00% - 7.13%; 03/15/2022 - 02/01/2052)	0.05%	03/01/2022	1,350,001,875	1,350,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                    Short-Term Investments Trust

Schedule of Investments–(continued)

February 28, 2022

(Unaudited)

Invesco Government & Agency Portfolio–(continued)

	Interest Rate	Maturity Date	Repurchase Amount	Value
Societe Generale, joint open agreement dated 01/05/2022 (collateralized by U.S. Treasury obligations valued at $1,020,000,098; 0.00% - 7.63%; 03/01/2022 - 02/15/2052)(f)	0.05%	03/01/2022	$575,000,799	$ 575,000,000
Societe Generale, joint open agreement dated 01/12/2022 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $1,530,000,206; 0.00% - 7.63%; 03/01/2022 - 10/01/2051)(f)	0.05%	03/01/2022	890,001,236	890,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,300,003,833 (collateralized by domestic agency mortgage-backed securities valued at $2,346,000,000; 2.00% - 5.00%; 12/15/2039 - 02/01/2052)	0.06%	03/01/2022	455,713,751	455,712,991
Sumitomo Mitsui Banking Corp., joint agreement dated 02/28/2022, aggregate maturing value of $2,700,003,750 (collateralized by U.S. Treasury obligations valued at $2,754,000,090; 0.38% - 2.88%; 07/31/2022 - 02/15/2051)	0.05%	03/01/2022	1,672,156,235	1,672,153,913
TD Securities (USA) LLC, term agreement dated 02/23/2022, maturing value of $55,000,588 (collateralized by a U.S. Treasury obligation valued at $56,100,009; 2.75%; 11/15/2023)(e)	0.06%	03/02/2022	55,000,588	55,000,000
Total Repurchase Agreements (Cost $21,680,938,904)				21,680,938,904
TOTAL INVESTMENTS IN SECURITIES-104.66% (Cost $63,945,608,162)				63,945,608,162
OTHER ASSETS LESS LIABILITIES-(4.66)%				(2,849,604,491)
NET ASSETS-100.00%				$61,096,003,671

Investment Abbreviations:

SOFR	-Secured Overnight Financing Rate
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 28, 2022.
(c)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on February 28, 2022.

(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)

Either party may terminate the agreement upon demand. Interest rate, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

(g)	Interest rate is redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

Portfolio Composition by Maturity*

In days, as of 02/28/2022

1-7	30.1%
8-30	5.5
31-60	15.4
61-90	9.7
91-180	25.6
181+	13.7
*	The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                    Short-Term Investments Trust

Statements of Assets and Liabilities

February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Assets:
Investments in unaffiliated securities, at value	$1,690,271,922	$13,165,027,105	$42,264,669,258

Repurchase agreements, at value and cost	550,898,981	9,643,911,550	21,680,938,904

Receivable for:
Fund shares sold	-	2,845	108,705

Interest	155,860	13,433,654	29,052,274

Fund expenses absorbed	106,833	1,417,208	2,190,429

Investment for trustee deferred compensation and retirement plans	3,524,447	2,115,902	963,666

Other assets	-	447,526	588,715

Total assets	2,244,958,043	22,826,355,790	63,978,511,951

Liabilities:
Payable for:
Investments purchased	29,986,825	898,693,915	2,846,428,808

Fund shares reacquired	-	12,000	24,638,227

Amount due custodian	-	1,574,127	1,508,529

Dividends	12,043	174,513	1,218,332

Accrued fees to affiliates	332,171	3,646,596	7,134,843

Accrued trustees’ and officers’ fees and benefits	5,730	29,867	69,304

Accrued operating expenses	28,399	282,157	288,795

Trustee deferred compensation and retirement plans	3,750,354	2,394,342	1,221,442

Total liabilities	34,115,522	906,807,517	2,882,508,280

Net assets applicable to shares outstanding	$2,210,842,521	$21,919,548,273	$61,096,003,671

Net assets consist of:
Shares of beneficial interest	$2,214,068,700	$21,920,415,657	$61,095,416,116

Distributable earnings (loss)	(3,226,179)	(867,384)	587,555

	$2,210,842,521	$21,919,548,273	$61,096,003,671

Net Assets:
Institutional Class	$2,204,979,174	$18,241,859,039	$53,964,770,211

Private Investment Class	$2,885,966	$312,889,460	$562,429,844

Personal Investment Class	$10,246	$379,824,634	$15,716,834

Cash Management Class	$2,385,218	$476,970,117	$956,426,056

Reserve Class	$211,505	$1,678,474,426	$538,091,162

Resource Class	$247,323	$38,293,629	$134,028,878

Corporate Class	$23,129	$279,646,266	$1,018,276,963

CAVU Securities Class	$99,960	$511,590,702	$3,906,263,723

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                    Short-Term Investments Trust

Statements of Assets and Liabilities–(continued)

February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Shares outstanding, no par value, unlimited number of shares authorized:
Institutional Class	2,205,019,784	18,240,410,505	53,964,110,943

Private Investment Class	2,886,030	312,866,402	562,417,907

Personal Investment Class	10,246	379,787,513	15,716,633

Cash Management Class	2,385,270	476,928,857	956,415,735

Reserve Class	211,509	1,678,353,435	538,081,580

Resource Class	247,328	38,290,367	134,025,688

Corporate Class	23,130	279,625,136	1,018,275,908

CAVU Securities Class	99,962	511,545,921	3,906,258,431

Net asset value, offering and redemption price per share for each class	$1.0000	$1.00	$1.00

Cost of Investments	$2,241,779,487	$22,808,938,655	$63,945,608,162

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                    Short-Term Investments Trust

Statements of Operations

For the six months ended February 28, 2022

(Unaudited)

	Invesco Liquid Assets Portfolio	Invesco Treasury Portfolio	Invesco Government & Agency Portfolio

Investment income:
Interest	$1,870,765	$9,396,711	$22,014,594

Expenses:
Advisory fees	1,538,049	16,592,349	27,022,435

Administrative services fees	461,582	4,949,534	11,947,185

Custodian fees	26,384	203,379	186,726

Distribution fees:
Private Investment Class	4,297	431,096	813,131

Personal Investment Class	27	868,352	29,956

Cash Management Class	1,037	192,510	360,118

Reserve Class	925	5,311,944	2,244,581

Resource Class	291	47,971	100,170

Corporate Class	4	39,942	129,084

Transfer agent fees	92,283	995,541	2,432,019

Trustees’ and officers’ fees and benefits	15,799	81,950	201,650

Registration and filing fees	53,276	472,941	393,620

Reports to shareholders	8,372	31,453	26,728

Professional services fees	27,007	80,198	137,188

Other	65,381	206,536	302,178

Total expenses	2,294,714	30,505,696	46,326,769

Less: Fees waived and expenses reimbursed	(547,540)	(22,239,477)	(31,376,941)

Net expenses	1,747,174	8,266,219	14,949,828

Net investment income	123,591	1,130,492	7,064,766

Realized and unrealized gain (loss) from:
Net realized gain from unaffiliated investment securities	3,959	337,662	26,979

Change in net unrealized appreciation (depreciation) of unaffiliated investment securities	(771,504)	-	-

Net realized and unrealized gain (loss)	(767,545)	337,662	26,979

Net increase (decrease) in net assets resulting from operations	$(643,954)	$1,468,154	$7,091,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                    Short-Term Investments Trust

Statements of Changes in Net Assets

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Liquid Assets Portfolio		Invesco Treasury Portfolio
	February 28, 2022	August 31, 2021	February 28, 2022	August 31, 2021

Operations:
Net investment income	$123,591	$1,034,618	$1,130,492	$2,248,785

Net realized gain	3,959	2,613	337,662	30,818

Change in net unrealized appreciation (depreciation)	(771,504)	(496,709)	-	-

Net increase (decrease) in net assets resulting from operations	(643,954)	540,522	1,468,154	2,279,603

Distributions to shareholders from distributable earnings:
Institutional Class	(123,275)	(1,033,839)	(945,945)	(2,005,555)

Private Investment Class	(146)	(318)	(14,688)	(35,458)

Personal Investment Class	(2)	(4)	(16,136)	(28,813)

Cash Management Class	(133)	(359)	(24,596)	(42,921)

Reserve Class	(12)	(29)	(62,399)	(62,101)

Resource Class	(15)	(40)	(3,065)	(18,705)

Corporate Class	(2)	(13)	(13,608)	(41,758)

CAVU Securities Class	(6)	(16)	(50,055)	(13,474)

Total distributions from distributable earnings	(123,591)	(1,034,618)	(1,130,492)	(2,248,785)

Share transactions-net:
Institutional Class	(150,618,800)	(201,574,311)	1,148,575,944	(2,122,806,791)

Private Investment Class	(5,137)	(648,893)	9,041,045	(118,976,592)

Personal Investment Class	-	-	114,699,804	(16,713,545)

Cash Management Class	(535,901)	(24,434)	24,738,287	80,255,547

Reserve Class	(4,019)	(62,582)	810,639,856	286,064,751

Resource Class	(114,813)	(3,337)	(14,916,921)	(582,467,587)

Corporate Class	1	(15,522)	13,096,491	(867,085,822)

CAVU Securities Class	-	100,002	(35,495,020)	547,040,941

Net increase (decrease) in net assets resulting from share transactions	(151,278,669)	(202,229,077)	2,070,379,486	(2,794,689,098)

Net increase (decrease) in net assets	(152,046,214)	(202,723,173)	2,070,717,148	(2,794,658,280)

Net assets:
Beginning of period	2,362,888,735	2,565,611,908	19,848,831,125	22,643,489,405

End of period	$2,210,842,521	$2,362,888,735	$21,919,548,273	$19,848,831,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                    Short-Term Investments Trust

Statements of Changes in Net Assets–(continued)

For the six months ended February 28, 2022 and the year ended August 31, 2021

(Unaudited)

	Invesco Government & Agency Portfolio
	February 28, 2022	August 31, 2021

Operations:
Net investment income	$7,064,766	$9,964,680

Net realized gain	26,979	542,485

Net increase in net assets resulting from operations	7,091,745	10,507,165

Distributions to shareholders from distributable earnings:
Institutional Class	(6,302,258)	(9,402,663)

Private Investment Class	(70,237)	(120,583)

Personal Investment Class	(1,412)	(2,025)

Cash Management Class	(116,654)	(128,425)

Reserve Class	(66,860)	(105,814)

Resource Class	(16,225)	(32,727)

Corporate Class	(111,510)	(52,287)

CAVU Securities Class	(379,610)	(120,156)

Total distributions from distributable earnings	(7,064,766)	(9,964,680)

Share transactions-net:
Institutional Class	4,500,540,880	19,204,558,855

Private Investment Class	56,459,453	(76,121,055)

Personal Investment Class	6,356,607	(4,169,839)

Cash Management Class	208,470,000	316,471,282

Reserve Class	129,590,895	7,054,623

Resource Class	16,126,918	(25,248,184)

Corporate Class	(63,819,670)	1,050,827,823

CAVU Securities Class	2,464,408,750	1,441,849,681

Net increase in net assets resulting from share transactions	7,318,133,833	21,915,223,186

Net increase in net assets	7,318,160,812	21,915,765,671

Net assets:
Beginning of period	53,777,842,859	31,862,077,188

End of period	$61,096,003,671	$53,777,842,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                    Short-Term Investments Trust

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

CAVU Securities Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Liquid Assets Portfolio
Six months ended 02/28/22	$1.0004	$0.0001	$(0.0004)	$(0.0003)	$(0.0001)	$1.0000	(0.03)%	$100	0.17	%(c)	0.22	%(c)	0.01	%(c)
Period ended 08/31/21(d)	1.0004	0.0002	(0.0000)	0.0002	(0.0002)	1.0004	0.02	100	0.17	(c)	0.22	(c)	0.05	(c)
Invesco Treasury Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	511,591	0.07	(c)	0.21	(c)	0.01	(c)
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	547,091	0.04	(c)	0.21	(c)	0.07	(c)
Invesco Government & Agency Portfolio
Six months ended 02/28/22	1.00	0.00	0.00	0.00	(0.00)	1.00	0.01	3,906,264	0.06	(c)	0.16	(c)	0.02	(c)
Period ended 08/31/21(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.02	1,441,853	0.04	(c)	0.16	(c)	0.06	(c)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)	Annualized.
(d)	Commencement date of December 18, 2020.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                    Short-Term Investments Trust

Notes to Financial Statements

February 28, 2022

(Unaudited)

NOTE 1–Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios (each constituting a “Fund”). The Funds covered in this report are Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Invesco Liquid Assets Portfolio, Invesco Treasury Portfolio and Invesco Government & Agency Portfolio.

Each Fund currently offers eight different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Liquid Assets Portfolio, an institutional money market fund, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Liquid Assets Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Liquid Assets Portfolio determines its NAV per share multiple times each day.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, each a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

Invesco Liquid Assets Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below the required minimum or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Treasury Portfolio and Invesco Government & Agency Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Liquid Assets Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Treasury Portfolio and Invesco Government & Agency Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net

24                    Short-Term Investments Trust

investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government. Additionally, from time to time, uncertainty regarding the status of negotiations in the U.S. Government to increase the statutory debt limit, commonly called the “debt ceiling”, could increase the risk that the U.S. Government may default on payments on certain U.S. Government securities, cause the credit rating of the U.S. Government to be downgraded, increase volatility in the stock and bond markets, result in higher interest rates, reduce prices of U.S. Treasury securities, and/or increase the costs of various kinds of debt. If a U.S. Government-sponsored entity is negatively impacted by legislative or regulatory action, is unable to meet its obligations, or its creditworthiness declines, the performance of each Fund that holds securities of that entity will be adversely impacted.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

25                    Short-Term Investments Trust

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

K.

COVID-19 Risk - The COVID-19 strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations (including business closures) and supply chains, layoffs, lower consumer demand and employee availability, and defaults and credit downgrades, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally and cause general concern and uncertainty.

The full economic impact and ongoing effects of COVID-19 (or other future epidemics or pandemics) at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on the Fund’s performance.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate based on each Fund’s average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Invesco Liquid Assets Portfolio	0.15%	0.15%	0.15%
Invesco Treasury Portfolio	0.15%	0.15%	0.15%
Invesco Government & Agency Portfolio	0.10%	0.10%	0.10%

For the six months ended February 28, 2022, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Invesco Liquid Assets Portfolio	0.15%
Invesco Treasury Portfolio	0.15%
Invesco Government & Agency Portfolio	0.10%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Government & Agency Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2022, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class, Corporate Class and CAVU Securities Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class	CAVU Securities Class
Invesco Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%	0.18%
Invesco Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%
Invesco Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%	0.18%

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”).

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses, and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2022. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

For the six months ended February 28, 2022, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

Expense Limitation
Invesco Liquid Assets Portfolio	$442,476
Invesco Treasury Portfolio	3,703,090
Invesco Government & Agency Portfolio	-

26                    Short-Term Investments Trust

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

Voluntary fee waivers for the six months ended February 28, 2022 are shown below:

	Fund Level	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Invesco Liquid Assets Portfolio	$ 98,537	$ 4,270	$ 27	$ 1,014	$ 923	$ 290	$ 3
Invesco Treasury Portfolio	11,644,572	431,096	868,352	192,510	5,311,944	47,971	39,942
Invesco Government & Agency Portfolio	27,703,436	812,520	29,939	359,090	2,243,978	100,018	127,960

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 28, 2022, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 28, 2022, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 28, 2022, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Liquid Assets Portfolio	$22,055,624	$16,400,013	$-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

27                    Short-Term Investments Trust

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds had a capital loss carryforward as of August 31, 2021, as follows:

Fund	Not Subject to Expiration	Total*
Invesco Liquid Assets Portfolio	$13,010	$13,010

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At February 28, 2022
	Federal Tax Cost*	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Liquid Assets Portfolio	$2,241,779,487	$23,265	$(631,849)	$(608,584)
Invesco Treasury Portfolio	22,808,970,667	-	(32,012)	(32,012)
Invesco Government & Agency Portfolio	63,945,609,329	-	(1,167)	(1,167)

*

For Invesco Treasury Portfolio and Invesco Government & Agency Portfolio, cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end. For Invesco Liquid Assets Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Share Information

Invesco Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	7,928,057,646	$7,929,890,259	17,486,805,323	$17,494,025,296
Private Investment Class	1	1	371,715	371,900
Cash Management Class	-	-	6,058	6,061
Reserve Class	7,065	7,068	79,579	79,611
Corporate Class	-	-	1,001	1,001
CAVU Securities Class(b)	-	-	99,962	100,002

Issued as reinvestment of dividends:

Institutional Class	3,067	3,067	182,613	182,698
Private Investment Class	92	92	207	207
Cash Management Class	133	133	359	359
Reserve Class	11	11	28	28
Resource Class	15	15	37	37
Corporate Class	2	2	13	13

28                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Reacquired:

Institutional Class	(8,078,548,249)	$(8,080,512,126)	(17,688,475,913)	$(17,695,782,305)
Private Investment Class	(5,228)	(5,230)	(1,020,552)	(1,021,000)
Cash Management Class	(535,874)	(536,034)	(30,840)	(30,854)
Reserve Class	(11,095)	(11,098)	(142,165)	(142,221)
Resource Class	(114,793)	(114,828)	(3,373)	(3,374)
Corporate Class	(1)	(1)	(16,529)	(16,536)
Net increase (decrease) in share activity	(151,147,208)	$(151,278,669)	(202,142,477)	$(202,229,077)

(a)	59% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.
(b)	Commencement date of December 18, 2020.

29                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Treasury Portfolio

	Summary of Share Activity
	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	63,116,124,261	$63,116,124,261	209,389,908,080	$209,389,908,080
Private Investment Class	436,581,760	436,581,760	564,708,648	564,708,648
Personal Investment Class	1,082,049,227	1,082,049,227	1,460,181,973	1,460,181,973
Cash Management Class	868,464,400	868,464,400	834,202,437	834,202,437
Reserve Class	1,633,245,975	1,633,245,975	2,267,218,779	2,267,218,779
Resource Class	96,775,732	96,775,732	271,542,723	271,542,723
Corporate Class	1,534,950,883	1,534,950,883	4,259,846,179	4,259,846,179
CAVU Securities Class(b)	6,259,349,230	6,259,349,230	1,619,862,326	1,619,862,326
Issued as reinvestment of dividends:

Institutional Class	232,641	232,641	497,496	497,496
Private Investment Class	5,404	5,404	11,961	11,961
Personal Investment Class	14,389	14,389	28,558	28,558
Cash Management Class	23,399	23,399	39,490	39,490
Reserve Class	55,622	55,622	56,643	56,643
Resource Class	3,065	3,065	4,380	4,380
Corporate Class	5,818	5,818	26,745	26,745
CAVU Securities Class	175	175	-	-
Reacquired:
Institutional Class	(61,967,780,958)	(61,967,780,958)	(211,513,212,367)	(211,513,212,367)
Private Investment Class	(427,546,119)	(427,546,119)	(683,697,201)	(683,697,201)
Personal Investment Class	(967,363,812)	(967,363,812)	(1,476,924,076)	(1,476,924,076)
Cash Management Class	(843,749,512)	(843,749,512)	(753,986,380)	(753,986,380)
Reserve Class	(822,661,741)	(822,661,741)	(1,981,210,671)	(1,981,210,671)
Resource Class	(111,695,718)	(111,695,718)	(854,014,690)	(854,014,690)
Corporate Class	(1,521,860,210)	(1,521,860,210)	(5,126,958,746)	(5,126,958,746)
CAVU Securities Class	(6,294,844,425)	(6,294,844,425)	(1,072,821,385)	(1,072,821,385)
Net increase (decrease) in share activity	2,070,379,486	$2,070,379,486	(2,794,689,098)	$(2,794,689,098)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

30                    Short-Term Investments Trust

NOTE 9–Share Information–(continued)

Invesco Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 28, 2022(a)		Year ended August 31, 2021
	Shares	Amount	Shares	Amount
Sold:

Institutional Class	162,483,965,647	$162,483,965,647	287,998,117,369	$287,998,117,369
Private Investment Class	739,731,866	739,731,866	1,566,476,737	1,566,476,737
Personal Investment Class	16,597,262	16,597,262	8,460,874	8,460,874
Cash Management Class	502,774,048	502,774,048	1,020,500,616	1,020,500,616
Reserve Class	1,286,100,892	1,286,100,892	1,184,114,517	1,184,114,517
Resource Class	575,440,585	575,440,585	1,448,949,173	1,448,949,173
Corporate Class	4,225,553,621	4,225,553,621	2,472,495,311	2,472,495,311
CAVU Securities Class(b)	24,758,726,005	24,758,726,005	11,182,358,336	11,182,358,336
Issued as reinvestment of dividends:

Institutional Class	1,500,984	1,500,984	2,364,199	2,364,199
Private Investment Class	42,484	42,484	77,027	77,027
Personal Investment Class	1,075	1,075	1,664	1,664
Cash Management Class	42,314	42,314	62,947	62,947
Reserve Class	62,697	62,697	96,732	96,732
Resource Class	13,444	13,444	22,306	22,306
Corporate Class	99,960	99,960	20,996	20,996
CAVU Securities Class	231,219	231,219	68,987	68,987
Reacquired:
Institutional Class	(157,984,925,751)	(157,984,925,751)	(268,795,922,713)	(268,795,922,713)
Private Investment Class	(683,314,897)	(683,314,897)	(1,642,674,819)	(1,642,674,819)
Personal Investment Class	(10,241,730)	(10,241,730)	(12,632,377)	(12,632,377)
Cash Management Class	(294,346,362)	(294,346,362)	(704,092,281)	(704,092,281)
Reserve Class	(1,156,572,694)	(1,156,572,694)	(1,177,156,626)	(1,177,156,626)
Resource Class	(559,327,111)	(559,327,111)	(1,474,219,663)	(1,474,219,663)
Corporate Class	(4,289,473,251)	(4,289,473,251)	(1,421,688,484)	(1,421,688,484)
CAVU Securities Class	(22,294,548,474)	(22,294,548,474)	(9,740,577,642)	(9,740,577,642)
Net increase in share activity	7,318,133,833	$7,318,133,833	21,915,223,186	$21,915,223,186

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

(b)	Commencement date of December 18, 2020.

31                    Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the CAVU Securities Class, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2021 through February 28, 2022.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

CAVU Securities Class	Beginning Account Value (09/01/21)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/28/22)[1]	Expenses Paid During Period[2]	Ending Account Value (02/28/22)	Expenses Paid During Period[2]
Invesco Liquid Assets Portfolio	$1,000.00	$999.70	$0.84	$1,023.95	$0.85	0.17%
Invesco Treasury Portfolio	1,000.00	1,000.10	0.35	1,024.45	0.35	0.07
Invesco Government & Agency Portfolio	1,000.00	1,000.10	0.30	1,024.50	0.30	0.06

[1]

The actual ending account value is based on the actual total return of the Funds for the period September 1, 2021 through February 28, 2022, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

32                    Short-Term Investments Trust

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	Invesco Distributors, Inc.	CM-STIT-SAR-8

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of April 19, 2022, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of April 19, 2022, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: May 6, 2022

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date: May 6, 2022

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date: May 6, 2022